UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-02444

The Bond Fund of America, Inc.
(Exact Name of Registrant as specified in charter)

333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

The Bond Fund of America
[photo of a businessman looking over paperwork - pen in hand]

Semi-annual report for the six months ended June 30, 2006

The Bond Fund of AmericaSMseeks as high a level of current income as is consistent with preservation of capital through a diversified portfolio of bonds and other fixed-income obligations.

This fund is one of the 29 American Funds. The organization ranks among the nation’s three largest mutual fund families. For nearly 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Figures shown are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2006:

Class A shares	1 year	5 years	10 years

Reflecting 3.75% maximum sales charge	-2.69%	+5.04%	+5.84%

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 24-27 for details.

The fund’s 30-day yield for Class A shares as of July 31, 2006, calculated in accordance with the Securities and Exchange Commission formula, was 5.21%, which reflects a fee waiver (5.19% without the fee waiver). The fund’s distribution rate for Class A shares as of that date was 4.66%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Results for other share classes can be found on page 4. Please see the inside back cover for important information about other share classes.

The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the fund. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal. Investing in non-U.S. bonds is subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation and illiquidity. For more complete information, please read the prospectus.

[photo of a businessman looking over paperwork - pen in hand]

Fellow shareholders:

A continued rise in interest rates and the resulting decline in bond prices diminished returns for the six months ended June 30, 2006. The Bond Fund of America nonetheless continued to pay monthly dividends totaling 30.6 cents a share. These dividends reflect an income return of 2.3% for the period. (If we had included the portion of the January dividend that was pre-paid in December 2005 amounting to two cents a share, the income return would have been 2.5%, equivalent to 5.0% annualized.)

For the same period, the fund recorded a total return of 0.5%. The fund’s total return is a combination of its income return and any appreciation or depreciation in the fund’s share price. For the period, the fund’s share price slipped 1.8%, or 24 cents a share.

The fund’s total return surpassed that of its benchmark, the unmanaged Lehman Brothers Aggregate Bond Index, which posted a decline of 0.7% for the same period. In comparison, the Lipper Corporate Debt A-Rated Funds Average returned -1.0%.

The table below shows the fund’s returns and those of its primary references over longer, more meaningful time periods, offering a more complete picture of its relative results.

Results at a glance
(for periods ended June 30, 2006, with all distributions reinvested)

	Average annual total returns
	1 year	5 years	10 years	Lifetime[1]

The Bond Fund of America	+1.13%	+5.84%	+6.24%	+9.10%
Lehman Brothers Aggregate
Bond Index[2]	-0.81	+4.97	+6.22	+8.63
Lipper Corporate Debt A-Rated
Funds Average[3]	-1.29	+4.58	+5.65	+8.57

1 Since May 28, 1974.
2 The unmanaged Lehman Brothers Aggregate Bond Index began on January 1, 1976. From May 28, 1974, through December 31, 1975, the Lehman Brothers Government/Credit Bond Index was used.
3 Source: Lipper. Lipper averages do not include the effects of sales charges.

Bond market overview

During the reporting period, the Federal Reserve continued to raise its target federal funds rate in quarter-point increments, as it has done at each of its meetings for the past two years. By the end of the period, this key short-term rate stood at 5.25%, up from 1.00% in June 2004. The Fed’s rate increases have had a direct effect on short-term bond rates and, more recently, on long-term bond rates, as well.

Over the past six months, the Fed and investors renewed their focus on prospects for inflation. Although inflation measures remain moderate by historical standards, they have inched above the Fed’s comfort level and remain a source of concern for both the stock and bond markets. If inflation measures continue to creep higher in the months ahead, additional rate increases are possible, and bond prices could weaken further.

During the past six months, short-term bonds were generally more stable in price than were long-term bonds. Though all sectors of the bond market suffered some price erosion, a few held up better than others. The high-yield corporate market stood out for its positive total return. Among the higher rated bonds, mortgages and asset-backed securities were more resistant to price declines.

How the fund responded

Since the Federal Reserve began raising rates in 2004, the portfolio counselors of The Bond Fund of America have generally pursued a defensive investment strategy aimed at preserving shareholder principal in the event of weakening bond prices. Part of this strategy involves selecting issues that are less sensitive to rising rates, such as short-term bonds. The fund’s relatively shorter portfolio structure versus the Lehman index, for example, contributed to better relative results for the period.

The fund’s ability to invest in high-yield and structured debt also bolstered results. However, it was not merely the sector allocation that proved helpful; our focus on select issuers and certain bonds also made a difference. Our targeted investments in lower rated automobile and airline issues, for example, helped the fund buck the tide of softer prices.

The number of individual securities held in the portfolio totaled 1,876 at the end of the period. Overall, the fund has maintained a broad exposure to all the major sectors of the bond market as evidenced by the pie chart on page 5, atop the summary portfolio. Since the start of the fiscal year, the fund’s exposure (percentage of net assets) to each of these sectors has changed little, even though net assets have grown about 6%. Portfolio investments in each of these sectors are greatly determined by the fundamental research of the fund’s fixed-income analysts who help portfolio counselors select companies and securities with good prospects for attractive returns. Portfolio counselors also rely on the macroeconomic research of our economists and market analysts who provide insight on larger trends or forces that could impact the value of fund holdings.

Looking ahead

The first half of this fiscal period has proved difficult for stocks and bonds alike, with prospects for continued interest rate increases and higher inflation weighing on the markets. Nonetheless, we believe that the long-term outlook for the fund remains bright. Bonds have historically shown greater resilience than stocks when economic conditions are uncertain, which makes them a valued part of a well-diversified investment portfolio.

Over the past three decades, The Bond Fund of America has established a solid track record, reflected in the results table on page 1. Income has been and remains a significant part of the fund’s total return history. As such, the fund remains committed to seeking as high a level of current income as is consistent with preservation of capital. We believe that this objective has served shareholders well through a wide variety of market conditions.

As always, we appreciate your confidence and support. We look forward to reporting to you again at year-end.

Cordially,

/s/ Paul G. Haaga, Jr.

Paul G. Haaga, Jr.
Vice Chairman of the Board

/s/ Abner D. Goldstine

Abner D. Goldstine
President
August 9, 2006

For current information about the fund, visit americanfunds.com.

Other share class results
unaudited
Class B, Class C, Class F and Class 529

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended June 30, 2006:

	1 year	5 years	Life of class
Class B shares— first sold 3/15/00
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares are
sold within six years of purchase	-4.42%	+4.72%	+5.32%
Not reflecting CDSC	+0.38%	+5.05%	+5.32%

Class C shares— first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	-0.63%	+4.97%	+4.77%
Not reflecting CDSC	+0.33%	+4.97%	+4.77%

Class F shares*— first sold 3/15/01
Not reflecting annual asset-based fee charged by
sponsoring firm	+1.15%	+5.79%	+5.57%

Class 529-A shares†— first sold 2/15/02
Reflecting 3.75% maximum sales charge	-2.72%	—	+4.89%
Not reflecting maximum sales charge	+1.10%	—	+5.82%

Class 529-B shares†— first sold 2/15/02
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	-4.55%	—	+4.50%
Not reflecting CDSC	+0.25%	—	+4.90%

Class 529-C shares†— first sold 2/19/02
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	-0.69%	—	+4.96%
Not reflecting CDSC	+0.27%	—	+4.96%

Class 529-E shares*†— first sold 3/7/02	+0.79%	—	+5.55%

Class 529-F shares*†— first sold 9/26/02
Not reflecting annual asset-based fee charged by
sponsoring firm	+1.29%	—	+6.61%

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 24-27 for details.

*These shares are sold without any initial or contingent deferred sales charge.
† Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.

Summary investment portfolio, June 30, 2006                                                unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

Corporate bonds & notes	47.1%
Mortgage-backed obligations	20.8
U.S. government & government agency bonds & notes	10.1
Non-U.S. government & government agency bonds & notes	6.5
Asset-backed obligations	5.5
Short-term securities & other assets less liabilities	4.6
Preferred securities	3.8
Municipals	0.8
Convertible securities	0.4
Common stocks & warrants	0.4

	Principal	Market	Percent
	amount	value	of net
Bonds & notes - 90.85%	(000)	(000)	assets
Corporate bonds & notes - 47.13%

Financials - 19.24%
General Motors Acceptance Corp.:
7.25% 2011	$72,350	$70,212
7.431% 2014 (2)	75,000	72,789
4.50%-7.75% 2006-2014 (2)	136,505	132,689
Residential Capital Corp. 6.00%-6.898% 2009-2015 (1) (2)	121,280	119,409	1.62%
International Lease Finance Corp. 3.125%-5.875% 2007-2013	154,920	150,349
ILFC E-Capital Trust I 5.90% 2065 (1) (2)	67,000	65,375
ILFC E-Capital Trust II 6.25% 2065 (1) (2)	9,325	8,826
American General Finance Corp. 5.40%-5.85% 2013-2015	47,500	46,306
AIG SunAmerica Global Financing VII 5.85% 2008 (1)	24,250	24,348
ASIF Global Financing XVIII 3.85% 2007 (1)	5,785	5,650
ASIF Global Financing XXVIII 5.17% 2007 (1) (2)	2,000	2,001
ASIF Global Financing XIX 4.90% 2013 (1)	2,000	1,898
American International Group, Inc. 6.25% 2036 (1)	8,750	8,414	1.28
Washington Mutual Preferred Funding I Ltd. 6.534% (undated) (1) (2)	140,400	134,982
Washington Mutual, Inc. 4.375%-7.50% 2006-2017 (2)	125,735	123,934
Providian Financial Corp., Series A, 9.525% 2027 (1)	16,750	17,790	1.13
Household Finance Corp. 4.125%-7.875% 2007-2011	109,000	109,459
HSBC Finance Corp. 4.625%-5.679% 2010-2015 (2)	78,230	75,578
Midland Bank 5.875% Eurodollar note (undated) (2)	15,000	12,825
HSBC Finance Capital Trust IX 5.911% 2035 (2)	10,000	9,560
HSBC Bank USA 4.625% 2014 (1)	4,000	3,673.87
J.P. Morgan Chase & Co. 4.00%-6.75% 2007-2015	149,740	146,160
Chase Capital II, Global Floating Rate Capital Securities, Series B, 5.649% 2027 (2)	20,000	19,283
Bank One Corp. 4.90% 2015	9,000	8,309
BANK ONE, Texas, NA 6.25% 2008	7,250	7,304.74
Sumitomo Mitsui Banking Corp. 5.625% (undated) (1) (2)	130,795	122,196.50
Ford Motor Credit Co. 7.875% 2010	124,000	114,483.47
HBOS PLC, Series B, 5.92% (undated) (1) (2)	108,100	99,761.41
Resona Bank, Ltd. 5.85% (undated) (1) (2)	90,585	84,431.35
SocGen Real Estate Co. LLC, Series A, 7.64% (undated) (1) (2)	74,250	75,846.31
Mizuho Capital Investment (USD) 1 Ltd. and Mizuho Capital Investment (EUR) 1 Ltd. 6.686% noncumulative preferred (undated) (1) (2)	64,010	60,848.25
Other securities		2,762,995	11.31
		4,697,683	19.24

Consumer discretionary - 6.41%
General Motors Corp.:
7.25% 2013	€700	742
6.375%-9.40% 2008-2033	$34,765	30,027
General Motors Nova Scotia Finance Co. 6.85% 2008	7,800	7,429.15
Other securities		1,528,094	6.26
		1,566,292	6.41

Telecommunication services - 5.57%
Nextel Communications, Inc.:
Series E, 6.875% 2013	105,480	106,215
Series D, 7.375% 2015	104,705	106,649.87
AT&T Wireless Services, Inc. 8.125% 2012	87,630	96,544.40
France Télécom 7.75% 2011 (2)	85,050	91,450.37
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006	70,330	70,260.29
Other securities		888,117	3.64
		1,359,235	5.57

Industrials - 5.38%
Other securities		1,314,873	5.38

Energy - 2.72%
Other securities		664,489	2.72

Utilities - 2.58%
Other securities		629,575	2.58

Other corporate bonds & notes- 5.23%
Other securities		1,276,847	5.23

Mortgage-backed obligations (3) - 20.83%
Fannie Mae:
5.50% 2033	77,465	74,673
5.50% 2035	121,695	117,231
5.50% 2036	82,192	78,921
0%-12.009% 2009-2042 (2)	726,935	706,851	4.00
Freddie Mac:
6.00% 2036	282,708	278,270
0%-11.00% 2007-2036 (2)	296,087	282,207	2.30
Countrywide Alternative Loan Trust:
Series 2005-46CB, Class A-8, 5.50% 2035	96,725	95,492
0%-6.00% 2019-2036 (2)	377,342	369,683	1.90
CS First Boston Mortgage Securities Corp. 0%-8.062% 2019-2041 (1) (2)	340,170	334,747	1.37
Government National Mortgage Assn.:
6.00% 2036	190,000	187,995
4.00%-10.00% 2007-2036 (2)	59,975	59,190	1.01
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.71% 2035 (2)	78,946	77,603.32
Other securities		2,424,002	9.93
		5,086,865	20.83

U.S. government & government agency bonds & notes - 10.09%
U.S. Treasury:
7.00% 2006	100,000	100,055
6.25% 2007	131,115	131,832
3.625% 2009	192,000	183,990
5.00% 2011	84,195	83,958
4.25% 2013	166,900	158,373
11.25% 2015	70,000	99,433
8.875% 2017 (4)	70,000	91,350
6.875% 2025	129,700	153,796
6.50% 2026 (4)	66,850	76,700
4.50% 2036 (4)	336,675	301,957
0%-12.00% 2007-2032 (4) (5)	511,935	495,294	7.69
Fannie Mae:
5.25% 2007	103,500	103,078
2.625%-5.25% 2006-2012	120,450	118,486.91
Freddie Mac:
5.50% 2011	74,000	74,126
2.875%-6.25% 2006-2012	126,845	124,656.81
Federal Home Loan Bank 2.875%-5.823% 2006-2016	121,190	120,767.49
Other securities		45,611.19
		2,463,462	10.09

Non-U.S. government & government agency bonds & notes - 6.55%
Israeli Government 7.50% 2014	ILS464,132	110,391.45
United Mexican States Government, Series MI10, 9.50% 2014	MXP1,112,000	101,156.41
Canadian Government 4.25% 2026 (5)	C$52,330	81,449.33
Japanese Government 0.50% 2007	¥9,186,900	80,330.33
Polish Government 5.75% 2010	PLZ237,410	75,387.31
Korean Government 4.50% 2008	KRW71,938,000	75,205.31
German Government 4.50% 2009	€55,000	71,863.29
Other securities		1,007,830	4.12
		1,603,611	6.55

Asset-backed obligations - 5.45%
Other securities		1,330,768	5.45

Municipals - 0.80%
State of California, Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A-1, 6.25% 2033	$64,975	70,285.29
Other securities		123,894.51
		194,179.80

Total bonds & notes (cost: $22,472,953,000)		22,187,879	90.85

		Market	Percent
		value	of net
Convertible securities - 0.39%		(000)	assets

Other - 0.34%
Other securities		$83,191.34

Miscellaneous - 0.05%
Other convertible securities in initial period of acquisition		12,205.05

Total convertible securities (cost: $83,436,000)		95,396.39

		Market	Percent
		value	of net
Preferred securities - 3.82%	Shares	(000)	assets

Financials - 3.82%
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred (1) (2)	121,238,000	$129,873
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred (1) (2)	57,500,000	60,450.78
HSBC Capital Funding LP:
Series 1, 9.547% noncumulative step-up perpetual preferred (1) (2)	85,750,000	96,175
Series 2, 10.176% noncumulative step-up perpetual preferred (1) (2)	25,000,000	34,260
8.03% noncumulative preferred (2)	20,000,000	30,077
HSBC Holdings PLC 4.61% (1) (2)	6,330,000	5,703.68
Fannie Mae, Series O, 7.065% preferred (1) (2)	900,000	48,544.20
Other securities		527,838	2.16
		932,920	3.82

Other - 0.00%
Other securities		703.00

Total preferred securities (cost: $884,423,000)		933,623	3.82

		Market	Percent
		value	of net
Common stocks - 0.38%	Shares	(000)	assets

Other - 0.38%
Other securities		$91,198.38

Miscellaneous - 0.00%
Other common stock in initial period of acquisition		282.00

Total common stocks (cost: $55,863,000)		91,480.38

		Market	Percent
		value	of net
Warrants - 0.00%	Shares	(000)	assets

Telecommunication Services - 0.00%
Other securities		22.00

Total warrants (cost: $143,000)		22.00

	Principal	Market	Percent
	amount	value	of net
Short-term securities - 5.62%	(000)	(000)	assets

CAFCO, LLC 5.02%-5.07% due 7/12-7/25/2006 (1)	$166,800	$166,331.68
Bank of America Corp. 5.025%-5.165% due 7/10-8/18/2006 (4)	100,000	99,587
Ranger Funding Co. LLC 5.06%-5.30% due 7/17-8/21/2006 (1) (4)	65,500	65,080.68
Federal Home Loan Bank 4.97%-5.07% due 7/26-8/30/2006 (4)	153,700	152,734.62
Variable Funding Capital Corp. 5.01%-5.30% due 7/13-8/25/2006 (1) (4)	129,370	129,034.53
Clipper Receivables Co., LLC 4.96%-5.15% due 7/14-7/20/2006 (1)	121,000	120,701.49
International Lease Finance Corp. 5.00%-5.06% due 7/7-7/19/2006	100,000	99,817.41
Park Avenue Receivables Co., LLC 5.04%-5.21% due 7/6-8/24/2006 (1) (4)	96,525	96,251.39
Wal-Mart Stores Inc. 4.96%-5.24% due 7/11-8/22/2006 (1) (4)	93,810	93,339.38
HSBC Finance Corp. 5.02% due 7/26/2006	43,300	43,151.18
Freddie Mac 4.956% due 7/27/2006	1,470	1,464.01
Other securities		305,110	1.25

Total short-term securities (cost: $1,372,577,000)		1,372,599	5.62

Total investment securities (cost: $24,869,395,000)		24,680,999	101.06
Other assets less liabilities		(258,791)	(1.06)

Net assets		$24,422,208	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. The market value of the fund's holdings in affiliated companies is included in "Other securities" under their respective industry sectors in the preceding summary investment portfolio. Further details on these holdings and related transactions during the six months ended June 30, 2006, appear below.

						Market value
					Dividend	of affiliates
	Beginning				income	at 6/30/06
Company	shares	Purchases	Sales	Ending shares	(000)	(000)

ZiLOG, Inc. (6)	879,000	-	-	879,000	$-	$2,971
ZiLOG, Inc. - MOD III Inc., units (6) (7)	1,447	-	-	1,447	-	215
Clarent Hospital Corp. (6) (7)	331,291	-	-	331,291	-	83
					-	$3,269

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $5,486,438,000, which represented 22.46% of the net assets of the fund.

(2) Coupon rate may change periodically.
(3) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(4) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(5) Index-linked bond whose principal amount moves with a government retail price index.
(6) Security did not produce income during the last 12 months.
(7) Valued under fair value procedures adopted by authority of the board of directors.

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities			unaudited
at June 30, 2006	(dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market:
Unaffiliated issuers (cost: $24,852,243)		$24,677,730
Affiliated issuers (cost: $17,152)		3,269	$24,680,999
Cash			48,360
Receivables for:
Sales of investments		40,219
Sales of fund's shares		63,568
Open forward currency contracts		3,818
Dividends and interest		276,470	384,075
			25,113,434
Liabilities:
Payables for:
Purchases of investments		612,252
Repurchases of fund's shares		32,752
Dividends on fund's shares		20,972
Open forward currency contracts		7,665
Closed forward currency contracts		2,717
Investment advisory services		4,599
Services provided by affiliates		9,415
Deferred directors' compensation		416
Other fees and expenses		438	691,226
Net assets at June 30, 2006			$24,422,208

Net assets consist of:
Capital paid in on shares of capital stock			$25,133,193
Undistributed net investment income			46,263
Accumulated net realized loss			(565,666)
Net unrealized depreciation			(191,582)
Net assets at June 30, 2006			$24,422,208

Total authorized capital stock - 2,500,000 shares, $.001 par value (1,881,722 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*

Class A	$18,557,737	1,429,866	$12.98
Class B	1,393,212	107,347	12.98
Class C	1,545,032	119,044	12.98
Class F	1,019,753	78,572	12.98
Class 529-A	320,437	24,690	12.98
Class 529-B	61,214	4,717	12.98
Class 529-C	140,275	10,808	12.98
Class 529-E	17,785	1,370	12.98
Class 529-F	10,307	794	12.98
Class R-1	21,473	1,655	12.98
Class R-2	419,550	32,326	12.98
Class R-3	446,425	34,397	12.98
Class R-4	229,870	17,711	12.98
Class R-5	239,138	18,425	12.98
* Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $13.49 each.

See Notes to Financial Statements

Statement of operations			unaudited
for the six months ended June 30, 2006		(dollars in thousands	)
Investment income:
Income:
Interest (net of non-U.S. taxes of $425)		$653,853
Dividends		7,539	$661,392

Fees and expenses*:
Investment advisory services		29,489
Distribution services		42,193
Transfer agent services		11,838
Administrative services		4,408
Reports to shareholders		556
Registration statement and prospectus		955
Postage, stationery and supplies		1,361
Directors' compensation		84
Auditing and legal		67
Custodian		586
State and local taxes		185
Other		98
Total fees and expenses before reimbursements/waivers		91,820
Less reimbursements/waivers of fees and expenses:
Investment advisory services		2,949
Administrative services		525
Total fees and expenses after reimbursements/waivers			88,346
Net investment income			573,046

Net realized loss and unrealized
depreciation on investments
and non-U.S. currency:
Net realized loss on:
Investments		(51,941)
Non-U.S. currency transactions		(36,634)	(88,575)
Net unrealized depreciation on:
Investments		(386,928)
Non-U.S. currency translations		(5,488)	(392,416)
Net realized loss and
unrealized depreciation
on investments and non-U.S. currency			(480,991)
Net increase in net assets resulting
from operations			$92,055

* Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets		(dollars in thousands)

		Six months	Year ended
		ended June 30,	December 31,
		2006*	2005
Operations:
Net investment income		$573,046	$965,151
Net realized (loss) gain on investments and
non-U.S. currency transactions		(88,575)	193,485
Net unrealized depreciation
on investments and non-U.S. currency translations		(392,416)	(753,973)
Net increase in net assets
resulting from operations		92,055	404,663

Dividends paid or accrued to shareholders from net investment income		(540,133)	(1,081,144)

Capital share transactions		1,894,663	3,822,696

Total increase in net assets		1,446,585	3,146,215

Net assets:
Beginning of period		22,975,623	19,829,408
End of period (including undistributed
net investment income: $46,263 and $13,350,
respectively)		$24,422,208	$22,975,623

*Unaudited.

See Notes to Financial Statements

Notes to financial statements                                                                   unaudited

1.	Organization and significant accounting policies

Organization - The Bond Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks as high a level of current income as is consistent with preservation of capital through a diversified portfolio of bonds and other fixed-income obligations.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica® savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available or are considered unreliable are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations -Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders -Dividends paid to shareholders are declared daily from net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

Non-U.S. currency translation - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

Forward currency contracts - The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown on the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Mortgage dollar rolls - The fund may enter into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the accompanying financial statements.

2.	Non-U.S. investments

Investment risk - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation - Dividend and interest income is recorded net of non-U.S. taxes paid. Realized and unrealized gains on securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on realized and unrealized gains to provide for potential non-U.S. taxes payable on these securities. For the six months ended June 30, 2006, non-U.S. taxes paid on unrealized gains were $29,000. As of June 30, 2006, there was no additional liability required for non-U.S. taxes based on realized and unrealized gains.

3. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2005, the fund had tax basis undistributed ordinary income of $28,638,000 and capital loss carryforwards of $183,032,000 and $243,982,000 expiring in 2010 and 2011, respectively.

As of June 30, 2006, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$375,971
Gross unrealized depreciation on investment securities	(625,690)
Net unrealized depreciation on investment securities	(249,719)
Cost of investment securities	24,930,718

Ordinary income distributions paid or accrued to shareholders from net investment income were as follows (dollars in thousands):

	Six months ended	Year ended
	June 30,	December 31,
Share class	2006	2005
Class A	$424,021	$867,764
Class B	27,613	61,634
Class C	28,959	55,743
Class F	21,155	33,288
Class 529-A	6,931	11,711
Class 529-B	1,144	2,278
Class 529-C	2,519	4,413
Class 529-E	362	618
Class 529-F	211	295
Class R-1	384	629
Class R-2	7,578	13,142
Class R-3	8,790	14,060
Class R-4	4,975	7,048
Class R-5	5,491	8,521
Total	$540,133	$1,081,144

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company SM ("AFS"), the fund’s transfer agent, and American Funds Distributors, Inc.SM ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services -The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.12% on such assets in excess of $20 billion. The agreement also provides for monthly fees, accrued daily, based on a declining series of rates beginning with 2.25% on the first $8,333,333 of the fund's monthly gross income and decreasing to 1.75% on such income in excess of $41,666,667. CRMC is currently waiving 10% of investment advisory services fees. During the six months ended June 30, 2006, total investment advisory services fees waived by CRMC were $2,949,000. As a result, the fee shown on the accompanying financial statements of $29,489,000, which was equivalent to an annualized rate of 0.251%, was reduced to $26,540,000, or 0.226% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of June 30, 2006, unreimbursed expenses subject to reimbursement totaled $7,745,000 for Class A. There were no unreimbursed expenses subject to reimbursement for Class 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Class B and 529-B	1.00	1.00
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services - The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described on the following page.

Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the six months ended June 30, 2006, the total administrative services fees paid by CRMC were $4,000 and $521,000 for Class R-1 and R-2, respectively. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended June 30, 2006, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$22,516	$11,030	Not applicable	Not applicable	Not applicable
Class B	7,015	808	Not applicable	Not applicable	Not applicable
Class C	7,441	Included in administrative services	$1,002	$229	Not applicable
Class F	1,115		362	109	Not applicable
Class 529-A	289		131	33	$148
Class 529-B	298		26	16	30
Class 529-C	652		57	28	65
Class 529-E	42		7	2	8
Class 529-F	-		4	1	4
Class R-1	97		13	9	Not applicable
Class R-2	1,448		284	1,033	Not applicable
Class R-3	1,016		295	236	Not applicable
Class R-4	264		154	9	Not applicable
Class R-5	Not applicable		109	4	Not applicable
Total	$42,193	$11,838	$2,444	$1,709	$255

Deferred directors’ compensation - Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’compensation of $84,000, shown on the accompanying financial statements, includes $57,000 in current fees (either paid in cash or deferred) and a net increase of $27,000 in the value of the deferred amounts.

Affiliated officers and directors - Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of dividends		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2006
Class A	$2,609,754	198,828	$357,414	27,297	$(1,804,640)	(137,529)	$1,162,528	88,596
Class B	106,370	8,108	22,266	1,700	(124,309)	(9,474)	4,327	334
Class C	294,242	22,417	23,504	1,795	(173,473)	(13,222)	144,273	10,990
Class F	337,686	25,749	16,060	1,227	(119,347)	(9,095)	234,399	17,881
Class 529-A	59,921	4,563	6,633	507	(13,806)	(1,051)	52,748	4,019
Class 529-B	5,735	437	1,098	84	(2,367)	(180)	4,466	341
Class 529-C	26,475	2,016	2,412	184	(6,903)	(525)	21,984	1,675
Class 529-E	3,259	248	346	27	(851)	(65)	2,754	210
Class 529-F	3,284	250	201	15	(318)	(24)	3,167	241
Class R-1	7,123	542	363	28	(3,260)	(248)	4,226	322
Class R-2	120,152	9,152	7,230	552	(52,063)	(3,968)	75,319	5,736
Class R-3	139,306	10,609	8,382	640	(54,911)	(4,183)	92,777	7,066
Class R-4	80,186	6,097	4,765	364	(32,462)	(2,474)	52,489	3,987
Class R-5	63,908	4,864	4,304	329	(29,006)	(2,204)	39,206	2,989
Total net increase
(decrease)	$3,857,401	293,880	$454,978	34,749	$(2,417,716)	(184,242)	$1,894,663	144,387

Year ended December 31, 2005
Class A	$4,739,784	353,095	$753,982	56,328	$(3,046,419)	(227,453)	$2,447,347	181,970
Class B	210,741	15,691	51,049	3,814	(196,388)	(14,642)	65,402	4,863
Class C	539,360	40,179	46,353	3,465	(239,621)	(17,876)	346,092	25,768
Class F	439,809	32,789	26,293	1,966	(129,966)	(9,713)	336,136	25,042
Class 529-A	99,048	7,386	11,692	874	(17,655)	(1,317)	93,085	6,943
Class 529-B	11,021	821	2,274	170	(3,178)	(237)	10,117	754
Class 529-C	43,687	3,257	4,404	330	(10,279)	(767)	37,812	2,820
Class 529-E	5,516	411	616	46	(1,102)	(82)	5,030	375
Class 529-F	3,351	250	295	22	(383)	(28)	3,263	244
Class R-1	10,761	802	627	46	(3,762)	(281)	7,626	567
Class R-2	185,712	13,833	13,048	976	(75,678)	(5,646)	123,082	9,163
Class R-3	211,778	15,775	14,002	1,047	(68,049)	(5,080)	157,731	11,742
Class R-4	130,864	9,741	7,037	526	(29,203)	(2,180)	108,698	8,087
Class R-5	121,222	9,076	5,937	444	(45,884)	(3,422)	81,275	6,098
Total net increase
(decrease)	$6,752,654	503,106	$937,609	70,054	$(3,867,567)	(288,724)	$3,822,696	284,436

* Includes exchanges between share classes of the fund.

6. Forward currency contracts

As of June 30, 2006, the fund had outstanding forward currency contracts to purchase or sell non-U.S. currencies as follows (amounts in thousands):

	Contract amount		U.S. valuations at June 30, 2006
				Unrealized
				appreciation
Non-U.S. currency contracts	Non-U.S.	U.S.	Amount	(depreciation)

Purchases:
Euros
expiring 7/13/2006	€21,725	$26,257	$27,786	$1,529

Sales:
Euros
expiring 7/07 to 9/14/2006	€69,590	85,289	89,005	(3,716)

Swedish krona
expiring 7/24/2006	SKr403,644	53,992	56,158	(2,166)

British pounds
expiring 7/13 to 9/26/2006	£75,885	140,747	140,318	429

Danish krone
expiring 9/11/2006	DKr249,912	43,098	43,021	77
		323,126	328,502	(5,376)

Forward currency contracts - net				$(3,847)

7. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $7,487,958,000 and $5,579,722,000, respectively, during the six months ended June 30, 2006.

Financial highlights (1)

		Income from investment operations(2)

	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return (3)	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers (4)		Ratio of net income to average net assets
Class A:
Six months ended 6/30/2006 (5)	$13.22	$.33	$(.26)	$.07	$(.31)	$12.98	.50%	$18,558		.66%	(6)	.63%	(6)	4.99%	(6)
Year ended 12/31/2005	13.65	.62	(.36)	.26	(.69)	13.22	1.94	17,738		.65		.62		4.60
Year ended 12/31/2004	13.51	.61	.16	.77	(.63)	13.65	5.85	15,822		.65		.65		4.54
Year ended 12/31/2003	12.70	.68	.84	1.52	(.71)	13.51	12.22	13,991		.67		.67		5.15
Year ended 12/31/2002	12.79	.82	(.08)	.74	(.83)	12.70	6.11	12,600		.71		.71		6.59
Year ended 12/31/2001	12.79	.93	(.03)	.90	(.90)	12.79	7.15	11,223		.71		.71		7.17
Class B:
Six months ended 6/30/2006 (5)	13.22	.28	(.26)	.02	(.26)	12.98	.14	1,393		1.41	(6)	1.38	(6)	4.24	(6)
Year ended 12/31/2005	13.65	.52	(.36)	.16	(.59)	13.22	1.19	1,415		1.38		1.36		3.87
Year ended 12/31/2004	13.51	.51	.16	.67	(.53)	13.65	5.07	1,394		1.39		1.38		3.80
Year ended 12/31/2003	12.70	.58	.84	1.42	(.61)	13.51	11.38	1,274		1.41		1.41		4.37
Year ended 12/31/2002	12.79	.72	(.08)	.64	(.73)	12.70	5.28	939		1.47		1.47		5.77
Year ended 12/31/2001	12.79	.83	(.03)	.80	(.80)	12.79	6.37	471		1.45		1.45		6.30
Class C:
Six months ended 6/30/2006 (5)	13.22	.28	(.26)	.02	(.26)	12.98	.11	1,545		1.46	(6)	1.43	(6)	4.19	(6)
Year ended 12/31/2005	13.65	.51	(.36)	.15	(.58)	13.22	1.12	1,429		1.44		1.42		3.81
Year ended 12/31/2004	13.51	.50	.16	.66	(.52)	13.65	4.99	1,123		1.46		1.45		3.71
Year ended 12/31/2003	12.70	.57	.84	1.41	(.60)	13.51	11.29	848		1.49		1.49		4.26
Year ended 12/31/2002	12.79	.71	(.08)	.63	(.72)	12.70	5.20	554		1.55		1.55		5.66
Period from 3/15/2001 to 12/31/2001	13.05	.63	(.27)	.36	(.62)	12.79	2.83	188		1.57	(6)	1.57	(6)	6.25	(6)
Class F:
Six months ended 6/30/2006 (5)	13.22	.33	(.26)	.07	(.31)	12.98	.52	1,020		.63	(6)	.61	(6)	5.01	(6)
Year ended 12/31/2005	13.65	.62	(.36)	.26	(.69)	13.22	1.92	803		.65		.63		4.60
Year ended 12/31/2004	13.51	.60	.16	.76	(.62)	13.65	5.80	487		.70		.69		4.46
Year ended 12/31/2003	12.70	.67	.84	1.51	(.70)	13.51	12.15	292		.72		.72		5.02
Year ended 12/31/2002	12.79	.81	(.08)	.73	(.82)	12.70	6.04	180		.77		.77		6.44
Period from 3/15/2001 to 12/31/2001	13.05	.70	(.27)	.43	(.69)	12.79	3.35	76		.79	(6)	.79	(6)	7.03	(6)
Class 529-A:
Six months ended 6/30/2006 (5)	13.22	.32	(.26)	.06	(.30)	12.98	.49	320		.69	(6)	.67	(6)	4.97	(6)
Year ended 12/31/2005	13.65	.61	(.36)	.25	(.68)	13.22	1.88	273		.69		.67		4.57
Year ended 12/31/2004	13.51	.60	.16	.76	(.62)	13.65	5.80	187		.70		.70		4.48
Year ended 12/31/2003	12.70	.67	.84	1.51	(.70)	13.51	12.21	110		.68		.68		5.05
Period from 2/15/2002 to 12/31/2002	12.76	.69	(.04)	.65	(.71)	12.70	5.33	50		.75	(6)	.75	(6)	6.46	(6)
Class 529-B:
Six months ended 6/30/2006 (5)	13.22	.27	(.26)	.01	(.25)	12.98	.08	61		1.54	(6)	1.51	(6)	4.12	(6)
Year ended 12/31/2005	13.65	.50	(.36)	.14	(.57)	13.22	1.02	58		1.54		1.52		3.71
Year ended 12/31/2004	13.51	.48	.16	.64	(.50)	13.65	4.86	49		1.59		1.58		3.60
Year ended 12/31/2003	12.70	.55	.84	1.39	(.58)	13.51	11.18	35		1.61		1.61		4.13
Period from 2/15/2002 to 12/31/2002	12.76	.60	(.04)	.56	(.62)	12.70	4.55	17		1.64	(6)	1.64	(6)	5.57	(6)
Class 529-C:
Six months ended 6/30/2006 (5)	13.22	.27	(.26)	.01	(.25)	12.98	.09	140		1.52	(6)	1.50	(6)	4.14	(6)
Year ended 12/31/2005	13.65	.50	(.36)	.14	(.57)	13.22	1.03	121		1.53		1.51		3.74
Year ended 12/31/2004	13.51	.48	.16	.64	(.50)	13.65	4.88	86		1.57		1.57		3.61
Year ended 12/31/2003	12.70	.55	.84	1.39	(.58)	13.51	11.19	56		1.59		1.59		4.15
Period from 2/19/2002 to 12/31/2002	12.73	.60	(.02)	.58	(.61)	12.70	4.75	28		1.63	(6)	1.63	(6)	5.58	(6)
Class 529-E:
Six months ended 6/30/2006 (5)	13.22	.30	(.26)	.04	(.28)	12.98	.34	18		1.00	(6)	.97	(6)	4.66	(6)
Year ended 12/31/2005	13.65	.57	(.36)	.21	(.64)	13.22	1.56	15		1.01		.99		4.25
Year ended 12/31/2004	13.51	.55	.16	.71	(.57)	13.65	5.43	11		1.05		1.05		4.13
Year ended 12/31/2003	12.70	.62	.84	1.46	(.65)	13.51	11.77	7		1.06		1.06		4.68
Period from 3/7/2002 to 12/31/2002	12.70	.61	.02	.63	(.63)	12.70	5.14	3		1.13	(6)	1.13	(6)	6.06	(6)
Class 529-F:
Six months ended 6/30/2006 (5)	13.22	.34	(.26)	.08	(.32)	12.98	.59	10		.50	(6)	.47	(6)	5.17	(6)
Year ended 12/31/2005	13.65	.62	(.36)	.26	(.69)	13.22	1.98	7		.58		.56		4.69
Year ended 12/31/2004	13.51	.59	.16	.75	(.61)	13.65	5.69	4		.80		.80		4.36
Year ended 12/31/2003	12.70	.64	.84	1.48	(.67)	13.51	11.96	2		.82		.82		4.72
Period from 9/26/2002 to 12/31/2002	12.31	.19	.40	.59	(.20)	12.70	4.81	-	(7)	.30		.30		1.51
Class R-1:
Six months ended 6/30/2006	$13.22	$.28	$(.26)	$.02	$(.26)	$12.98	.12%	$22		1.50%	(6)	1.44%	(6)	4.20%	(6)
Year ended 12/31/2005	13.65	.51	(.36)	.15	(.58)	13.22	1.11	18		1.51		1.43		3.82
Year ended 12/31/2004	13.51	.50	.16	.66	(.52)	13.65	4.98	11		1.55		1.47		3.70
Year ended 12/31/2003	12.70	.57	.84	1.41	(.60)	13.51	11.29	5		1.65		1.49		4.13
Period from 6/11/2002 to 12/31/2002	12.65	.38	.06	.44	(.39)	12.70	3.59	1		2.53	(6)	1.52	(6)	5.55	(6)
Class R-2:
Six months ended 6/30/2006	13.22	.28	(.26)	.02	(.26)	12.98	.12	420		1.72	(6)	1.42	(6)	4.21	(6)
Year ended 12/31/2005	13.65	.51	(.36)	.15	(.58)	13.22	1.14	352		1.74		1.41		3.84
Year ended 12/31/2004	13.51	.50	.16	.66	(.52)	13.65	5.02	238		1.85		1.43		3.73
Year ended 12/31/2003	12.70	.57	.84	1.41	(.60)	13.51	11.33	111		1.94		1.46		4.20
Period from 5/31/2002 to 12/31/2002	12.72	.40	(.01)	.39	(.41)	12.70	3.23	21		1.67	(6)	1.48	(6)	5.56	(6)
Class R-3:
Six months ended 6/30/2006	13.22	.30	(.26)	.04	(.28)	12.98	.32	446		1.04	(6)	1.02	(6)	4.62	(6)
Year ended 12/31/2005	13.65	.56	(.36)	.20	(.63)	13.22	1.53	361		1.05		1.02		4.23
Year ended 12/31/2004	13.51	.55	.16	.71	(.57)	13.65	5.42	213		1.06		1.05		4.12
Year ended 12/31/2003	12.70	.62	.84	1.46	(.65)	13.51	11.76	95		1.12		1.07		4.59
Period from 6/4/2002 to 12/31/2002	12.73	.42	(.02)	.40	(.43)	12.70	3.31	18		1.20	(6)	1.10	(6)	5.95	(6)
Class R-4:
Six months ended 6/30/2006	13.22	.33	(.26)	.07	(.31)	12.98	.50	230		.68	(6)	.66	(6)	4.98	(6)
Year ended 12/31/2005	13.65	.61	(.36)	.25	(.68)	13.22	1.91	182		.67		.65		4.61
Year ended 12/31/2004	13.51	.60	.16	.76	(.62)	13.65	5.81	77		.68		.68		4.48
Year ended 12/31/2003	12.70	.67	.84	1.51	(.70)	13.51	12.15	18		.72		.72		5.05
Period from 5/20/2002 to 12/31/2002	12.67	.47	.04	.51	(.48)	12.70	4.21	11		.77	(6)	.74	(6)	6.20	(6)
Class R-5:
Six months ended 6/30/2006	13.22	.34	(.26)	.08	(.32)	12.98	.64	239		.38	(6)	.35	(6)	5.28	(6)
Year ended 12/31/2005	13.65	.66	(.36)	.30	(.73)	13.22	2.21	204		.37		.35		4.91
Year ended 12/31/2004	13.51	.65	.16	.81	(.67)	13.65	6.14	127		.37		.37		4.81
Year ended 12/31/2003	12.70	.71	.84	1.55	(.74)	13.51	12.52	106		.40		.40		5.39
Period from 5/15/2002 to 12/31/2002	12.66	.52	.05	.57	(.53)	12.70	4.66	78		.42	(6)	.42	(6)	6.75	(6)

	Six months ended	Year ended December 31
	June 30, 2006(5)	2005	2004	2003	2002	2001

Portfolio turnover rate for all classes of shares	26%	50%	45%	60%	50%	64%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes. In addition, during the start-up period for the retirement plan share classes (except Class R-5), CRMC agreed to pay a portion of the fees related to transfer agent services.

(5) Unaudited.
(6) Annualized.
(7) Amount less than $1 million.

See Notes to Financial Statements

Expense example                                               unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006, through June 30, 2006).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated on the previous page. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 1/1/2006	Ending account value 6/30/2006	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,005.05	$3.13	.63%
Class A -- assumed 5% return	1,000.00	1,021.67	3.16	.63
Class B -- actual return	1,000.00	1,001.37	6.85	1.38
Class B -- assumed 5% return	1,000.00	1,017.95	6.90	1.38
Class C -- actual return	1,000.00	1,001.13	7.10	1.43
Class C -- assumed 5% return	1,000.00	1,017.70	7.15	1.43
Class F -- actual return	1,000.00	1,005.23	3.03	.61
Class F -- assumed 5% return	1,000.00	1,021.77	3.06	.61
Class 529-A -- actual return	1,000.00	1,004.90	3.33	.67
Class 529-A -- assumed 5% return	1,000.00	1,021.47	3.36	.67
Class 529-B -- actual return	1,000.00	1,000.82	7.49	1.51
Class 529-B -- assumed 5% return	1,000.00	1,017.31	7.55	1.51
Class 529-C -- actual return	1,000.00	1,000.90	7.44	1.50
Class 529-C -- assumed 5% return	1,000.00	1,017.36	7.50	1.50
Class 529-E -- actual return	1,000.00	1,003.42	4.82	.97
Class 529-E -- assumed 5% return	1,000.00	1,019.98	4.86	.97
Class 529-F -- actual return	1,000.00	1,005.87	2.34	.47
Class 529-F -- assumed 5% return	1,000.00	1,022.46	2.36	.47
Class R-1 -- actual return	1,000.00	1,001.16	7.14	1.44
Class R-1 -- assumed 5% return	1,000.00	1,017.65	7.20	1.44
Class R-2 -- actual return	1,000.00	1,001.23	7.05	1.42
Class R-2 -- assumed 5% return	1,000.00	1,017.75	7.10	1.42
Class R-3 -- actual return	1,000.00	1,003.18	5.07	1.02
Class R-3 -- assumed 5% return	1,000.00	1,019.74	5.11	1.02
Class R-4 -- actual return	1,000.00	1,004.99	3.28	.66
Class R-4 -- assumed 5% return	1,000.00	1,021.52	3.31	.66
Class R-5 -- actual return	1,000.00	1,006.45	1.74	.35
Class R-5 -- assumed 5% return	1,000.00	1,023.06	1.76	.35

* Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).

Offices of the fund and of the

investment adviser
Capital Research and
Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder
accounts
American Funds Service Company
(Please write to the address
nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Paul, Hastings, Janofsky &
Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

Independent registered public
accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

There are several ways to invest in The Bond Fund of America. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.75 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (“CDSC”) of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.80 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had lower annualized expenses (by 0.02 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial adviser and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete June 30, 2006, portfolio of The Bond Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of The Bond Fund of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2006, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The Capital Group Companies

American Funds          Capital Research and Management             Capital International               Capital Guardian                 Capital Bank and Trust

Lit. No. MFGESR-908-0806P

Litho in USA BG/CG/6370-S7489

Printed on recycled paper

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Schedule of Investments

[logo - American Funds®]

Bond Fund of America SM
Investment portfolio

June 30, 2006

		unaudited

	Principal amount	Market value
Bonds & notes — 90.85%	(000)	(000)

CORPORATE BONDS & NOTES — 47.13%
FINANCIALS — 19.24%
General Motors Acceptance Corp. 4.50% 2006	$ 4,600	$ 4,598
General Motors Acceptance Corp. 6.125% 2006	3,880	3,874
General Motors Acceptance Corp. 5.968% 2007[2]	27,000	26,924
General Motors Acceptance Corp. 6.039% 2007[2]	15,000	14,900
General Motors Acceptance Corp. 6.15% 2007	2,750	2,734
General Motors Acceptance Corp. 5.125% 2008	9,855	9,445
General Motors Acceptance Corp. 5.85% 2009	24,040	23,058
Residential Capital Corp. 6.168% 2009[2]	17,500	17,468
Residential Capital Corp. 6.898% 2009[1,2]	6,000	6,004
Residential Capital Corp. 6.375% 2010	40,000	39,490
General Motors Acceptance Corp. 7.75% 2010	5,880	5,854
Residential Capital Corp. 6.00% 2011	30,000	29,098
General Motors Acceptance Corp. 7.25% 2011	72,350	70,212
General Motors Acceptance Corp. 7.00% 2012	41,750	39,674
Residential Capital Corp. 6.50% 2013	25,000	24,567
General Motors Acceptance Corp. 6.75% 2014	1,750	1,628
General Motors Acceptance Corp. 7.431% 2014[2]	75,000	72,789
Residential Capital Corp. 6.875% 2015	2,780	2,782
International Lease Finance Corp., Series P, 3.125% 2007	2,000	1,957
ASIF Global Financing XVIII 3.85% 2007[1]	5,785	5,650
ASIF Global Financing XXVIII 5.17% 2007[1,2]	2,000	2,001
International Lease Finance Corp. 4.35% 2008	21,000	20,404
International Lease Finance Corp. 4.50% 2008	15,500	15,179
AIG SunAmerica Global Financing VII 5.85% 2008[1]	24,250	24,348
International Lease Finance Corp. 3.50% 2009	13,000	12,275
International Lease Finance Corp., Series O, 4.55% 2009	18,355	17,699
International Lease Finance Corp. 4.75% 2009	22,000	21,413
International Lease Finance Corp. 5.00% 2010	4,565	4,437
International Lease Finance Corp. 5.125% 2010	25,000	24,410
International Lease Finance Corp., Series Q, 5.45% 2011	15,000	14,735
International Lease Finance Corp. 5.00% 2012	13,500	12,871
ASIF Global Financing XIX 4.90% 2013[1]	2,000	1,898
American General Finance Corp., Series I, 5.85% 2013	27,500	27,300
International Lease Finance Corp. 5.875% 2013	5,000	4,969
American General Finance Corp., Series I, 5.40% 2015	20,000	19,006
American International Group, Inc. 6.25% 2036[1]	8,750	8,414
ILFC E-Capital Trust I 5.90% 2065[1,2]	67,000	65,375
ILFC E-Capital Trust II 6.25% 2065[1,2]	9,325	8,826
Washington Mutual, Inc. 7.50% 2006	5,000	5,011
Washington Mutual, Inc. 4.375% 2008	11,735	11,501
Washington Mutual, Inc. 5.55% 2010	4,000	3,991
Washington Mutual, Inc. 5.00% 2012	14,000	13,325
Washington Mutual, Inc. 5.737% 2012[2]	41,000	40,917
Washington Mutual, Inc. 5.796% 2012[2]	35,000	35,086
Washington Mutual, Inc. 5.95% 2013	5,000	4,949
Washington Mutual, Inc. 5.25% 2017	10,000	9,154
Providian Financial Corp., Series A, 9.525% 2027[1]	16,750	17,790
Washington Mutual Preferred Funding I Ltd. 6.534% (undated)[1,2]	140,400	134,982
Ford Motor Credit Co. 4.875% 2007	€13,950	17,713
Ford Motor Credit Co. 7.20% 2007	$ 3,000	2,979
Ford Motor Credit Co. 5.80% 2009	3,500	3,199
Ford Motor Credit Co. 7.375% 2009	4,000	3,701
Ford Motor Credit Co. 6.638% 2010[2]	35,275	32,164
Ford Motor Credit Co. 7.875% 2010	124,000	114,483
Ford Motor Credit Co. 9.75% 2010[1]	41,000	39,983
Ford Motor Credit Co. 10.486% 2011[1,2]	25,000	25,114
Household Finance Corp. 5.75% 2007	10,000	10,010
Household Finance Corp. 7.875% 2007	32,000	32,453
Household Finance Corp. 4.125% 2008	1,000	967
Household Finance Corp. 6.40% 2008	10,000	10,138
Household Finance Corp. 4.125% 2009	25,000	23,812
HSBC Finance Corp. 4.625% 2010	11,500	11,032
Household Finance Corp. 6.375% 2011	7,250	7,417
Household Finance Corp. 6.75% 2011	23,750	24,662
HSBC Finance Corp. 5.427% 2012[2]	15,000	15,102
HSBC Finance Corp. 5.679% 2012[2]	20,000	20,111
HSBC Bank USA 4.625% 2014[1]	4,000	3,673
HSBC Finance Corp. 5.00% 2015	31,730	29,333
HSBC Finance Capital Trust IX 5.911% 2035[2]	10,000	9,560
Midland Bank 5.875% Eurodollar note (undated)[2]	15,000	12,825
J.P. Morgan Chase & Co. 5.35% 2007	3,285	3,279
J.P. Morgan Chase & Co. 4.00% 2008	12,500	12,195
BANK ONE, Texas, NA 6.25% 2008	7,250	7,304
J.P. Morgan Chase & Co. 6.75% 2011	15,000	15,606
J.P. Morgan Chase & Co. 6.625% 2012	14,165	14,684
J.P. Morgan Chase & Co. 5.75% 2013	16,000	15,859
J.P. Morgan Chase & Co. 4.75% 2015	7,500	6,886
J.P. Morgan Chase & Co. 4.891% 2015	57,100	55,031
Bank One Corp. 4.90% 2015	9,000	8,309
J.P. Morgan Chase & Co. 5.15% 2015	24,190	22,620
Chase Capital II, Global Floating Rate Capital Securities, Series B, 5.649% 2027[2]	20,000	19,283
CIT Group Inc. 3.65% 2007	25,720	25,016
CIT Group Inc. 5.75% 2007	13,500	13,496
CIT Group Inc. 4.00% 2008	14,000	13,596
CIT Group Inc. 3.375% 2009	5,000	4,714
CIT Group Inc. 6.875% 2009	31,000	31,967
CIT Group Inc. 4.25% 2010	30,000	28,593
CIT Group Inc. 7.75% 2012	26,875	29,167
CIT Group Inc. 5.40% 2013	15,000	14,531
Santander Issuances, SA Unipersonal 5.774% 2016[1,2]	20,000	20,023
Santander Issuances, SA Unipersonal 5.805% 2016[1,2]	62,000	61,547
Abbey National PLC 6.70% (undated)[2]	18,380	18,638
Abbey National PLC 7.35% (undated)[2]	30,500	30,682
Abbey National PLC 7.50% (undated)[2]	£2,975	6,186
HBOS Treasury Services PLC 3.75% 2008[1]	$ 2,000	1,923
HBOS PLC, Series B, 5.92% (undated)[1,2]	108,100	99,761
Bank of Scotland 7.00% (undated)[1,2]	25,000	25,321
Sumitomo Mitsui Banking Corp. 5.625% (undated)[1,2]	130,795	122,196
Prudential Financial, Inc. 4.104% 2006	10,000	9,951
Prudential Insurance Co. of America 6.375% 2006[1]	4,000	4,002
PRICOA Global Funding I, Series 2003-2, 3.90% 2008[1]	7,500	7,194
PRICOA Global Funding I, Series 2004-4, 4.35% 2008[1]	2,500	2,436
PRICOA Global Funding I 4.20% 2010[1]	17,000	16,161
Prudential Financial, Inc., Series B, 4.75% 2014	4,000	3,702
Prudential Holdings, LLC, Series C, 8.695% 2023[1,3]	57,035	67,877
USA Education, Inc. 5.625% 2007	29,150	29,120
SLM Corp., Series A, 3.95% 2008	17,500	16,846
SLM Corp., Series A, 4.00% 2010	5,500	5,198
SLM Corp., Series A, 4.50% 2010	43,000	41,033
SLM Corp., Series A, 5.125% 2012	5,000	4,808
SLM Corp., Series A, 5.375% 2013	5,450	5,273
Resona Bank, Ltd. 3.75% 2015[2]	€9,740	12,153
Resona Bank, Ltd. 5.85% (undated)[1,2]	$90,585	84,431
Westfield Capital Corp. Ltd. and WT Finance (Australia) Pty Ltd. and WEA
Finance LLC 4.375% 2010[1]	57,950	54,731
Westfield Capital Corp. Ltd. and WT Finance (Australia) Pty Ltd. and WEA
Finance LLC 5.125% 2014[1]	26,600	24,979
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA
Finance LLC 5.50% 2017	£3,470	6,285
SocGen Real Estate Co. LLC, Series A, 7.64% (undated)[1,2]	$74,250	75,846
Bank of America Corp. 3.875% 2008	2,000	1,951
Bank of America Corp. 4.375% 2010	13,000	12,364
Bank of America Corp. 4.50% 2010	9,000	8,638
BankAmerica Corp. 7.125% 2011	1,750	1,862
Bank of America Corp. 4.875% 2012	2,000	1,908
MBNA Corp., Series F, 7.50% 2012	1,800	1,949
Bank of America Corp. 5.25% 2015	5,000	4,737
MBNA Capital A, Series A, 8.278% 2026	7,500	7,864
MBNA Global Capital Funding, Series B, 5.949% 2027[2]	33,000	32,689
Citigroup Inc. 3.50% 2008	20,000	19,375
Citigroup Inc. 4.25% 2009	15,000	14,443
Citigroup Inc. 4.125% 2010	26,000	24,740
Citigroup Inc. 5.125% 2011	10,000	9,775
Citigroup Inc. 5.625% 2012	5,675	5,614
Price REIT, Inc. 7.50% 2006	2,760	2,774
Kimco Realty Corp., Series C, 3.95% 2008	9,200	8,904
Kimco Realty Corp., Series C, 4.82% 2011	10,000	9,531
Kimco Realty Corp. 6.00% 2012	18,500	18,578
Kimco Realty Corp., Series C, 4.82% 2014	12,000	11,003
Kimco Realty Corp., Series C, 4.904% 2015	3,000	2,770
Kimco Realty Corp., Series C, 5.783% 2016	18,500	17,945
Mizuho Capital Investment (USD) 1 Ltd. and Mizuho Capital Investment (EUR) 1 Ltd. 6.686%
noncumulative preferred (undated)[1,2]	64,010	60,848
Lazard Group LLC 7.125% 2015	57,915	58,627
EOP Operating LP 7.75% 2007	2,000	2,050
EOP Operating LP 6.75% 2008	24,500	24,851
EOP Operating LP 4.65% 2010	17,010	16,143
EOP Operating LP 7.00% 2011	2,500	2,600
EOP Operating LP 6.75% 2012	8,250	8,522
EOP Operating LP 7.50% 2029	1,710	1,801
ReliaStar Financial Corp. 8.00% 2006	23,160	23,325
ING Security Life Institutional Funding 2.70% 2007[1]	4,730	4,635
ReliaStar Financial Corp. 6.50% 2008	6,016	6,112
ING Bank NV 5.50% 2012	€3,750	5,081
ING Groep NV 5.775% (undated)[2]	15,500	14,734
XL Capital Finance (Europe) PLC 6.50% 2012	12,455	12,654
Mangrove Bay Pass Through Trust 6.102% 2033[1,2]	31,505	30,136
Twin Reefs Asset Trust (XLFA), Series B, 6.17% (undated)[1,2]	10,200	10,200
Developers Diversified Realty Corp. 3.875% 2009	19,500	18,571
Developers Diversified Realty Corp. 5.00% 2010	2,500	2,425
Developers Diversified Realty Corp. 5.375% 2012	15,450	14,867
Developers Diversified Realty Corp. 5.50% 2015	17,500	16,505
TuranAlem Finance BV 7.75% 2013[1]	11,000	10,739
TuranAlem Finance BV 8.00% 2014	9,710	9,455
TuranAlem Finance BV 8.00% 2014[1]	5,000	4,869
TuranAlem Finance BV 8.50% 2015[1]	20,560	20,277
TuranAlem Finance BV 8.50% 2015	6,890	6,795
Skandinaviska Enskilda Banken AB 4.958% (undated)[1,2]	32,805	29,289
Skandinaviska Enskilda Banken AB 5.471% (undated)[1,2]	8,390	7,685
Skandinaviska Enskilda Banken AB 7.50% (undated)[2]	12,500	13,135
Hospitality Properties Trust 7.00% 2008	1,000	1,016
Hospitality Properties Trust 6.75% 2013	17,845	18,286
Hospitality Properties Trust 5.125% 2015	6,850	6,294
Hospitality Properties Trust 6.30% 2016	24,175	23,855
Allstate Financial Global Funding LLC 5.25% 2007[1]	26,500	26,448
Allstate Life Global Funding Trust, Series 2004-2, 5.27% 2007[2]	3,000	3,002
Allstate Financial Global Funding LLC 4.25% 2008[1]	7,500	7,291
Allstate Life Global Funding Trust, Series 2004-1, 4.50% 2009	5,000	4,851
Allstate Financing II 7.83% 2045	5,000	5,221
PLD International Finance LLC 4.375% 2011	€4,150	5,273
ProLogis 5.50% 2012	$17,500	17,057
ProLogis 5.625% 2015[1]	25,000	23,914
Lincoln National Corp. 7.00% 2066[2]	45,770	45,495
Royal Bank of Scotland Group PLC 8.375% 2007	£6,500	12,215
Royal Bank of Scotland Group PLC 5.00% 2014	$ 6,500	6,151
Royal Bank of Scotland Group PLC 5.512% noncumulative trust preferred (undated)[2]	8,924	8,333
National Westminster Bank PLC 7.75% (undated)[2]	17,000	17,383
Monumental Global Funding Trust II, Series 2002-A, 5.20% 2007[1]	17,500	17,460
AEGON NV 4.625% 2008	€7,750	10,064
Transamerica Corp. 9.375% 2008	$7,500	7,865
Monumental Global Funding II, Series 2004-F, 4.375% 2009[1]	2,000	1,928
AEGON NV 6.125% 2031	£1,600	3,322
Kazkommerts International BV 7.00% 2009[1]	$ 5,500	5,459
Kazkommerts International BV 8.50% 2013	8,500	8,755
Kazkommerts International BV 7.875% 2014[1]	9,200	9,085
Kazkommerts International BV 8.00% 2015[1]	15,500	15,113
ZFS Finance (USA) Trust I 6.15% 2065[1,2]	32,680	31,340
ZFS Finance (USA) Trust II 6.45% 2065[1,2]	6,000	5,499
HVB Funding Trust I 8.741% 2031[1]	18,339	21,656
HVB Funding Trust III 9.00% 2031[1]	12,530	15,181
ACE Ltd. 6.00% 2007	1,000	1,001
ACE INA Holdings Inc. 5.875% 2014	20,275	19,619
ACE Capital Trust II 9.70% 2030	12,423	15,342
Development Bank of Singapore Ltd. 7.875% 2009[1]	20,000	21,070
DBS Bank Ltd. 5.98% 2021[1,2]	12,500	12,500
American Honda Finance Corp. 5.125% 2010[1]	34,350	33,538
World Savings Bank, FSB, Bank Notes, Series 2008-FXR, 4.125% 2008	34,250	33,411
Berkshire Hathaway Finance Corp. 4.125% 2010	25,000	23,804
Berkshire Hathaway Finance Corp. 4.75% 2012	10,000	9,480
CNA Financial Corp. 6.75% 2006	3,000	3,010
CNA Financial Corp. 5.85% 2014	16,500	15,589
CNA Financial Corp. 7.25% 2023	14,300	14,307
Liberty Mutual Group Inc. 6.50% 2035[1]	37,460	32,807
Nationwide Life Insurance Co. 5.35% 2007[1]	4,250	4,243
North Front Pass Through Trust 5.81% 2024[1,2]	18,500	17,617
Nationwide Mutual Insurance Co. 7.875% 2033[1]	8,000	8,897
Nationwide Mutual Insurance Co. 6.60% 2034[1]	2,000	1,885
Simon Property Group, LP 4.875% 2010	12,000	11,584
Simon Property Group, LP 5.375% 2011	12,500	12,198
Simon Property Group, LP 5.75% 2012	4,000	3,945
Simon Property Group, LP 6.10% 2016	4,000	3,976
Principal Life Global Funding I 2.80% 2008[1]	11,625	11,022
Principal Life Global Funding I 4.40% 2010[1]	16,600	15,720
Principal Life Income Fundings Trust, Series 2005-34, 5.20% 2010	2,000	1,959
Brandywine Operating Partnership, LP 5.75% 2012	26,550	26,018
iStar Financial, Inc. 5.375% 2010	10,675	10,431
iStar Financial, Inc., Series B, 5.125% 2011	1,500	1,438
iStar Financial, Inc. 6.05% 2015	14,285	13,994
Rouse Co. 3.625% 2009	5,200	4,858
Rouse Co. 7.20% 2012	17,700	17,839
Rouse Co. (TRC) 6.75% 2013[1]	2,000	1,958
UnionBanCal Corp. 5.25% 2013	2,000	1,913
Union Bank of California, NA 5.95% 2016	22,000	21,895
Jackson National Life Global Funding, Series 2002-1, 5.25% 2007[1]	23,125	23,136
Plum Creek Timberlands, LP 5.875% 2015	23,500	22,488
Metropolitan Life Global Funding I, Series 2004-2, 5.411% 2007[1,2]	1,500	1,501
Met Life Global Funding I 2.60% 2008[1]	20,000	18,839
MetLife, Inc. 5.00% 2015	2,000	1,853
John Hancock Global Funding II, Series 2002-G, 5.00% 2007[1]	5,000	4,954
John Hancock Global Funding II, Series 2004-A, 3.50% 2009[1]	18,000	17,125
Assurant, Inc. 5.625% 2014	22,000	21,135
Canadian Imperial Bank of Commerce 5.125% Eurodollar note 2085[2]	25,000	21,000
United Overseas Bank Ltd. 5.375% 2019[1,2]	22,250	20,844
Zions Bancorporation 5.50% 2015	21,625	20,646
Hartford Financial Services Group, Inc. 4.70% 2007	16,250	16,054
Hartford Financial Services Group, Inc. 5.55% 2008	875	873
Hartford Financial Services Group, Inc. 4.625% 2013	4,000	3,688
Countrywide Home Loans, Inc., Series M, 4.125% 2009	20,000	19,034
Bank of Ireland 6.107% (undated)[1,2]	20,300	18,938
United Dominion Realty Trust, Inc., Series E, 4.50% 2008	17,000	16,640
Standard Chartered Bank 5.588% (undated)[2]	5,000	4,175
Standard Chartered Bank 5.688% Eurodollar note (undated)[2]	15,000	12,450
Credit Suisse First Boston (USA), Inc. 6.50% 2012	15,000	15,496
Capital One Bank 4.25% 2008	8,000	7,742
Capital One Financial Corp. 6.25% 2013	7,000	7,062
Protective Life Insurance Co., Series 2005-C, 4.85% 2010	15,000	14,612
Downey Financial Corp. 6.50% 2014	14,380	14,138
Advanta Capital Trust I, Series B, 8.99% 2026	12,500	12,656
Genworth Financial, Inc. 5.479% 2007[2]	2,500	2,504
Genworth Financial, Inc. 4.75% 2009	10,345	10,108
ERP Operating LP 4.75% 2009	2,225	2,167
ERP Operating LP 6.625% 2012	5,000	5,181
ERP Operating LP 5.375% 2016	5,000	4,702
E*TRADE Financial Corp. 8.00% 2011	750	769
E*TRADE Financial Corp. 7.375% 2013	925	930
E*TRADE Financial Corp. 7.875% 2015	9,720	10,012
Independence Community Bank Corp. 4.90% 2010	12,000	11,520
MassMutual Global Funding II, Series 2002-1, 3.50% 2010[1]	12,000	11,182
Comerica, Inc., Imperial Capital Trust I, Imperial Bancorp, Series B, 9.98% 2026	10,200	11,074
Wells Fargo & Co. 3.50% 2008	3,310	3,193
Wells Fargo & Co. 4.125% 2008	8,000	7,807
St. Paul Travelers Companies, Inc. 6.25% 2016	11,000	10,973
AB Spintab 6.00% 2009	SKr73,000	10,734
Banco Santander-Chile 5.375% 2014[1]	$11,200	10,671
PNC Funding Corp. 4.20% 2008	6,750	6,585
PNC Funding Corp. 5.125% 2010	4,000	3,906
United Energy Distribution Pty Ltd., AMBAC insured, 4.70% 2011[1]	10,000	9,573
Post Apartment Homes, LP 7.70% 2010	1,400	1,484
Post Apartment Homes, LP 5.125% 2011	7,720	7,338
American Express Credit Corp. 3.00% 2008	9,060	8,648
Bank of Nova Scotia 5.125% 2085[2]	10,000	8,528
Shinsei Bank, Ltd. 3.75% 2016[2]	€6,865	8,438
Chohung Bank 4.50% 2014[1,2]	$8,000	7,538
Host Marriott, LP, Series G, 9.25% 2007	625	648
Host Marriott, LP, Series M, 7.00% 2012	6,595	6,570
Lloyds Bank, Series 2, 5.438% (undated)[2]	8,000	7,114
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated)[1,2]	6,500	6,749
Allied Irish Banks Ltd. 5.626% (undated)[2]	7,000	6,384
Weingarten Realty Investors, Series A, 4.857% 2014	6,080	5,631
National Australia Bank Ltd. 5.486% (undated)[1,2]	5,925	5,470
Irvine Apartment Communities, LP 7.00% 2007	5,000	4,997
Wachovia Corp., Series G, 4.375% 2010	5,000	4,785
Industrial Bank of Korea 4.00% 2014[1,2]	5,000	4,715
Bergen Bank 5.125% (undated)[2]	5,000	4,200
National Bank of Canada 5.125% 2087[2]	5,000	4,112
Christiana Bank Og Kreditkasse 5.466% (undated)[2]	4,000	3,582
Federal Realty Investment Trust 4.50% 2011	3,500	3,276
FelCor Lodging LP 8.50% 2011[2]	2,270	2,418
Willis North America Inc. 5.625% 2015[4]	2,500	2,236
Deutsche Bank Financial LLC 5.375% 2015	2,000	1,924
Fairfax Financial Holdings Ltd. 7.75% 2012	2,000	1,750
UnumProvident Finance Co. PLC 6.85% 2015[1]	1,425	1,403
Crescent Real Estate LP 7.50% 2007	1,190	1,208
		4,697,683

CONSUMER DISCRETIONARY — 6.41%
DaimlerChrysler North America Holding Corp. 4.05% 2008	4,750	4,595
DaimlerChrysler North America Holding Corp. 4.75% 2008	4,800	4,723
DaimlerChrysler North America Holding Corp. 5.74% 2009[2]	30,000	30,043
DaimlerChrysler North America Holding Corp. 7.20% 2009	19,750	20,386
DaimlerChrysler North America Holding Corp. 4.875% 2010	37,750	36,117
DaimlerChrysler North America Holding Corp. 8.00% 2010	56,500	60,034
DaimlerChrysler North America Holding Corp. 7.75% 2011	26,350	27,841
DaimlerChrysler North America Holding Corp. 6.50% 2013	11,610	11,620
DaimlerChrysler North America Holding Corp. 8.50% 2031	1,610	1,828
Comcast Cable Communications, Inc. 6.20% 2008	7,150	7,225
Lenfest Communications, Inc. 7.625% 2008	6,750	6,921
Comcast Cable Communications, Inc. 6.875% 2009	15,194	15,644
Comcast Cable Communications, Inc. 6.75% 2011	15,000	15,494
Tele-Communications, Inc. 9.80% 2012	17,500	20,210
Comcast Cable Communications, Inc. 7.125% 2013	1,650	1,731
Tele-Communications, Inc. 7.875% 2013	7,500	8,090
Comcast Corp. 5.85% 2015	29,025	28,002
Comcast Corp. 6.50% 2015	23,000	23,218
Comcast Corp. 5.90% 2016	6,570	6,324
Comcast Corp. 5.65% 2035	6,670	5,679
Harrah’s Operating Co., Inc. 5.50% 2010	17,320	16,912
Harrah’s Operating Co., Inc. 5.625% 2015	27,650	25,618
Harrah’s Operating Co., Inc. 6.50% 2016	20,000	19,523
Harrah’s Operating Co., Inc. 5.75% 2017	12,000	10,954
Viacom Inc. 5.75% 2011[1]	1,130	1,111
Viacom Inc. 6.25% 2016[1]	34,110	33,172
Viacom Inc. 6.875% 2036[1]	32,600	31,558
Clear Channel Communications, Inc. 6.625% 2008	5,375	5,420
Chancellor Media Corp. of Los Angeles 8.00% 2008	12,500	13,003
Clear Channel Communications, Inc. 7.65% 2010	15,826	16,520
Clear Channel Communications, Inc. 5.75% 2013	10,000	9,397
Clear Channel Communications, Inc. 5.50% 2014	3,000	2,720
Clear Channel Communications, Inc. 6.875% 2018	13,000	12,430
News America Holdings Inc. 6.625% 2008	12,900	13,070
News America Inc. 5.30% 2014	8,000	7,604
News America Holdings Inc. 8.00% 2016	1,000	1,123
News America Holding Inc. 8.25% 2018	8,990	10,317
News America Inc. 6.40% 2035	26,000	24,123
Royal Caribbean Cruises Ltd. 7.00% 2007	1,400	1,420
Royal Caribbean Cruises Ltd. 8.75% 2011	2,325	2,511
Royal Caribbean Cruises Ltd. 6.875% 2013	1,150	1,133
Royal Caribbean Cruises Ltd. 7.00% 2013	29,980	29,858
Royal Caribbean Cruises Ltd. 7.25% 2016	17,000	16,920
Time Warner Inc. 8.18% 2007	2,225	2,283
AOL Time Warner Inc. 6.875% 2012	33,500	34,663
AOL Time Warner Inc. 7.625% 2031	9,825	10,609
Toll Brothers, Inc. 6.875% 2012	9,875	9,850
Toll Brothers, Inc. 4.95% 2014	23,720	20,761
Toll Brothers, Inc. 5.15% 2015	14,000	12,239
General Motors Corp. 6.375% 2008	3,000	2,872
General Motors Nova Scotia Finance Co. 6.85% 2008	7,800	7,429
General Motors Corp. 7.20% 2011	11,700	10,413
General Motors Corp. 7.125% 2013	8,230	6,913
General Motors Corp. 7.25% 2013	€700	742
General Motors Corp. 7.70% 2016	8,760	7,227
General Motors Corp. 9.40% 2021	1,875	1,636
General Motors Corp. 8.375% 2033	1,200	966
Cox Communications, Inc. 5.869% 2007[2]	5,000	5,026
Cox Communications, Inc. 7.875% 2009	1,000	1,051
Cox Communications, Inc. 4.625% 2010	5,000	4,773
Cox Communications, Inc. 7.75% 2010	10,000	10,600
Cox Communications, Inc. 5.45% 2014	12,750	11,808
Target Corp. 3.375% 2008	8,330	8,042
Target Corp. 5.375% 2009	24,500	24,388
Pulte Homes, Inc. 4.875% 2009	25,300	24,422
Pulte Homes, Inc. 7.625% 2017	7,500	7,846
Ryland Group, Inc. 5.375% 2008	2,000	1,970
Ryland Group, Inc. 5.375% 2012	30,900	28,568
Charter Communications Operating, LLC and Charter Communications Operating
Capital Corp. 8.00% 2012[1]	9,650	9,650
Charter Communications, Series B, 7.755% 2013[2]	6,425	6,449
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	10,750	10,535
Charter Communications Operating, LLC and Charter Communications Operating
Capital Corp. 8.375% 2014[1]	2,500	2,516
Viacom Inc. 5.625% 2007	6,600	6,594
Viacom Inc. 6.625% 2011	13,000	13,356
Viacom Inc. 5.625% 2012	8,500	8,317
Centex Corp. 5.80% 2009	2,500	2,471
Centex Corp. 5.25% 2015	6,725	6,049
Centex Corp. 6.50% 2016	20,000	19,469
Carnival Corp. 3.75% 2007	8,500	8,261
Carnival Corp. 6.15% 2008	18,623	18,715
J.C. Penney Co., Inc. 8.00% 2010	7,590	8,093
J.C. Penney Co., Inc. 9.00% 2012	995	1,142
J.C. Penney Co., Inc. 7.65% 2016	3,600	3,918
J.C. Penney Co., Inc. 7.95% 2017	8,000	8,954
J.C. Penney Co., Inc. 7.625% 2097	500	498
Johnson Controls, Inc. 5.25% 2011	7,550	7,365
Johnson Controls, Inc. 5.50% 2016	15,000	14,258
D.R. Horton, Inc. 9.75% 2010	1,150	1,268
D.R. Horton, Inc. 7.875% 2011	800	841
D.R. Horton, Inc. 6.50% 2016	20,060	19,322
American Media Operations, Inc., Series B, 10.25% 2009	15,690	14,709
American Media Operations, Inc. 8.875% 2011	7,060	6,283
Kohl’s Corp. 6.30% 2011	16,000	16,311
Kohl’s Corp. 7.375% 2011	1,500	1,590
Omnicom Group Inc. 5.90% 2016	17,750	17,029
Visteon Corp. 8.25% 2010	16,990	15,971
Cinemark USA, Inc. 9.00% 2013	8,325	8,783
Cinemark, Inc. 0%/9.75% 2014[5]	8,750	6,825
Mohegan Tribal Gaming Authority 6.375% 2009	14,410	14,104
Mohegan Tribal Gaming Authority 7.125% 2014	1,500	1,459
MGM MIRAGE 6.00% 2009	1,975	1,931
MGM MIRAGE 8.50% 2010	6,850	7,150
MGM MIRAGE 6.75% 2012	1,050	1,016
MGM MIRAGE 6.75% 2013[1]	2,500	2,397
MGM MIRAGE 5.875% 2014	500	451
MGM MIRAGE 6.625% 2015	1,525	1,430
Seminole Tribe of Florida 5.798% 2013[1]	14,750	14,306
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	14,415	13,658
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	12,025	12,762
Delphi Automotive Systems Corp. 6.50% 2009[6]	6,000	5,040
Delphi Corp. 6.50% 2013[6]	7,020	5,511
Delphi Automotive Systems Corp. 6.55% 2006[6]	500	417
Delphi Automotive Systems Corp. 7.125% 2029[6]	1,350	1,060
Grupo Posadas, SA de CV 8.75% 2011[1]	10,585	10,638
Grupo Posadas, SA de CV 8.75% 2011	1,050	1,055
Young Broadcasting Inc. 10.00% 2011	12,317	11,024
CanWest Media Inc., Series B, 8.00% 2012	10,926	10,871
Telenet Group Holding NV 0%/11.50% 2014[1,5]	12,709	10,834
NTL Cable PLC 8.75% 2014	5,825	5,810
NTL Cable PLC 8.75% 2014	€1,000	1,305
NTL Inc. 10.30% 2016[2]	$ 3,675	3,675
Linens n’ Things, Inc. 10.702% 2014[1,2]	10,750	10,239
Bon-Ton Stores, Inc. 10.25% 2014[1]	10,500	9,791
Lowe’s Companies, Inc. 8.25% 2010	8,450	9,225
Neiman Marcus Group, Inc. 9.00% 2015[1,7]	8,620	9,051
AMC Entertainment Inc., Series B, 8.625% 2012	3,000	3,097
AMC Entertainment Inc. 8.00% 2014	5,650	5,205
Iesy Repository GmbH 10.375% 2015[1]	8,550	8,208
William Lyon Homes, Inc. 7.625% 2012	5,750	4,801
William Lyon Homes, Inc. 10.75% 2013	2,000	1,930
William Lyon Homes, Inc. 7.50% 2014	1,500	1,252
Kabel Deutschland GmbH 10.625% 2014[1]	7,150	7,579
Toys "R" Us, Inc. 7.625% 2011	2,000	1,635
Toys "R" Us, Inc. 10.34% 2012[2]	5,250	5,250
Toys "R" Us, Inc. 7.875% 2013	450	357
Technical Olympic USA, Inc. 9.00% 2010	2,600	2,541
Technical Olympic USA, Inc. 9.00% 2010	950	929
Technical Olympic USA, Inc. 7.50% 2011	3,750	3,337
Regal Cinemas Corp., Series B, 9.375% 2012[4]	6,125	6,498
Liberty Media Corp. 7.875% 2009	2,500	2,601
Liberty Media Corp. 8.50% 2029	1,250	1,222
Liberty Media Corp. 8.25% 2030	2,750	2,646
Burlington Coat Factory Holdings, Inc. 11.125% 2014[1]	6,600	6,435
Century Communications Corp. 0% 2003[6]	5,000	4,525
Adelphia Communications Corp. 10.25% 2006[6]	3,500	1,890
Tenneco Automotive Inc., Series B, 10.25% 2013	750	826
Tenneco Automotive Inc. 8.625% 2014	5,510	5,524
PETCO Animal Supplies, Inc. 10.75% 2011	5,750	6,095
Thomson Corp. 5.50% 2035	7,000	6,070
MDC Holdings, Inc. 5.50% 2013	6,555	5,992
Quebecor Media Inc. 7.75% 2016[1]	5,900	5,811
Marriott International, Inc., Series F, 4.625% 2012	1,500	1,386
Marriott International, Inc., Series G, 5.81% 2015	4,500	4,347
RBS-Zero Editora Jornalística SA 11.00% 2010[1]	5,492	5,684
Dollarama Group LP 8.875% 2012[1]	5,550	5,605
Payless ShoeSource, Inc. 8.25% 2013	4,850	5,038
Fisher Communications, Inc. 8.625% 2014	4,550	4,732
WCI Communities, Inc. 9.125% 2012	3,115	2,936
WCI Communities, Inc. 7.875% 2013	1,750	1,544
Emmis Operating Co. 6.875% 2012	4,250	4,186
Radio One, Inc., Series B, 8.875% 2011	4,000	4,165
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	4,300	4,063
Six Flags, Inc. 8.875% 2010	1,500	1,432
Six Flags, Inc. 9.75% 2013	2,845	2,628
Cablevision Systems Corp., Series B, 8.00% 2012	3,635	3,603
Sealy Mattress Co. 8.25% 2014	3,500	3,518
Walt Disney Co., Series B, 5.375% 2007	3,500	3,492
Buffets, Inc. 11.25% 2010	3,275	3,402
Morris Publishing Group, LLC and Morris Publishing Finance Co., Series B, 7.00% 2013	3,540	3,381
K. Hovnanian Enterprises, Inc. 6.25% 2015	500	441
K. Hovnanian Enterprises, Inc. 7.50% 2016	3,135	2,923
Vidéotron Ltée 6.875% 2014	2,525	2,405
Vidéotron Ltée 6.375% 2015	1,000	918
Hyatt Equities, LLC 6.875% 2007[1]	3,250	3,270
Stoneridge, Inc. 11.50% 2012	3,383	3,265
Warner Music Group 7.375% 2014	3,300	3,218
WDAC Subsidiary Corp. 8.375% 2014[1]	2,600	2,568
WDAC Subsidiary Corp. 8.50% 2014	€500	636
Kingfisher PLC 5.625% 2014	£1,740	$ 3,114
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 2007	$ 250	253
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 2012	2,550	2,674
YUM! Brands, Inc. 7.70% 2012	2,500	2,692
Seneca Gaming Corp. 7.25% 2012	2,500	2,434
Reader’s Digest Assn., Inc. 6.50% 2011	2,500	2,425
LBI Media, Inc. 10.125% 2012	2,250	2,408
Aztar Corp. 7.875% 2014	2,250	2,391
Gaylord Entertainment Co. 8.00% 2013	2,300	2,309
Gamestop Corp 8.865% 2011[2]	2,000	2,065
KB Home 6.25% 2015	2,000	1,788
Cooper-Standard Automotive Inc. 7.00% 2012	1,850	1,665
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013	1,493	1,571
Riddell Bell Holdings Inc. 8.375% 2012	1,430	1,416
Hilton Hotels Corp. 8.25% 2011	1,325	1,395
Lighthouse International Co. SA 8.00% 2014	€1,000	1,353
TRW Automotive Acquisition Corp. 9.375% 2013	$ 1,075	1,148
Dillard’s, Inc. 7.13% 2018	1,000	950
Warnaco, Inc. 8.875% 2013	925	944
Standard Pacific Corp. 5.125% 2009	1,000	943
Boyd Gaming Corp. 6.75% 2014	750	715
Carmike Cinemas, Inc., Series B, 7.937% 2012[2]	575	576
Dex Media, Inc., Series B, 8.00% 2013	525	530
Boyds Collection, Ltd., Series B, 9.00% 2008[4,6]	1,501	300
Education Management Corp. 10.25% 2016[1]	200	200
		1,566,292

TELECOMMUNICATION SERVICES — 5.57%
Nextel Partners, Inc. 8.125% 2011	3,000	3,154
US Unwired Inc., Series B, 10.00% 2012	4,400	4,906
Nextel Communications, Inc., Series E, 6.875% 2013	105,480	106,215
Nextel Communications, Inc., Series D, 7.375% 2015	104,705	106,649
Sprint Capital Corp. 6.875% 2028	15,000	15,154
AT&T Wireless Services, Inc. 7.875% 2011	28,355	30,572
AT&T Wireless Services, Inc. 8.125% 2012	87,630	96,544
SBC Communications Inc. 5.38% 2008[2]	9,460	9,486
SBC Communications Inc. 4.125% 2009	31,345	29,801
SBC Communications Inc. 6.25% 2011	1,150	1,163
AT&T Corp. 7.30% 2011[2]	5,917	6,288
SBC Communications Inc. 5.10% 2014	22,745	21,135
SBC Communications Inc. 5.625% 2016	18,000	17,094
SBC Communications Inc. 6.15% 2034	18,000	16,572
SBC Communications Inc. 6.45% 2034	2,000	1,907
AT&T Inc. 6.80% 2036	3,710	3,689
Telecom Italia Capital SA, Series A, 4.00% 2008	1,270	1,219
Sogerim SA 7.25% 2011	€ 2,650	3,768
Telecom Italia SpA 6.25% 2012	18,500	25,291
Telecom Italia Capital SA, Series B, 5.25% 2013	$ 9,050	8,379
Telecom Italia Capital SA 4.95% 2014	20,000	17,934
Telecom Italia Capital SA 5.25% 2015	47,000	42,616
France Télécom 6.75% 2008[2]	€3,500	4,679
France Télécom 7.75% 2011[2]	$85,050	91,450
BellSouth Corp. 4.20% 2009	33,250	31,722
BellSouth Corp. 4.75% 2012	27,725	25,741
BellSouth Corp. 6.55% 2034	24,500	23,402
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006	70,330	70,260
Telefónica Emisiones, SAU 5.984% 2011	20,000	19,948
Telefónica Emisiones, SAU 6.421% 2016	20,000	19,995
Telefónica Emisiones, SAU 7.045% 2036	29,000	29,074
Vodafone Group PLC 7.75% 2010	35,285	37,323
Koninklijke KPN NV 4.75% 2008	€6,000	7,763
Koninklijke KPN NV 8.00% 2010	$27,575	29,274
Verizon Global Funding Corp. 6.125% 2007	3,625	3,639
Verizon Global Funding Corp. 7.375% 2012	7,360	7,833
Verizon Global Funding Corp. 7.75% 2030	21,500	23,255
British Telecommunications PLC 8.375% 2010[2]	15,000	16,483
British Telecommunications PLC 7.125% 2011[2]	€5,500	7,871
British Telecommunications PLC 8.625% 2020	£ 900	2,013
British Telecommunications PLC 5.75% 2028	1,800	3,157
British Telecommunications PLC 8.875% 2030	$1,600	1,972
Deutsche Telekom International Finance BV 6.625% 2011	€1,200	1,684
Deutsche Telekom International Finance BV 8.125% 2012[2]	4,420	6,652
Deutsche Telekom International Finance BV 8.25% 2030[2]	$20,000	23,156
Triton PCS, Inc. 8.75% 2011	3,975	2,862
Triton PCS, Inc. 9.375% 2011	10,000	7,200
Triton PCS, Inc. 8.50% 2013	17,825	16,444
Dobson Cellular Systems, Inc. 8.375% 2011[1]	3,600	3,717
Dobson Communications Corp. 9.318% 2012[2]	1,650	1,671
Dobson Cellular Systems, Inc. 9.875% 2012	13,300	14,098
Dobson Communications Corp. 8.875% 2013	5,000	4,937
Intelsat, Ltd. 7.625% 2012	1,000	830
Intelsat (Bermuda), Ltd. 9.614% 2012[2]	4,950	5,024
Intelsat (Bermuda), Ltd. 8.25% 2013	4,675	4,663
Intelsat (Bermuda), Ltd. 8.625% 2015	4,000	4,030
Intelsat (Bermuda), Ltd. 9.25% 2016[1]	6,500	6,744
Intelsat (Bermuda), Ltd. 11.25% 2016[1]	2,400	2,472
Windstream Corp. 8.125% 2013[1]	5,700	5,843
Windstream Corp. 8.625% 2016[1]	15,300	15,721
Singapore Telecommunications Ltd. 6.375% 2011[1]	16,250	16,556
Singapore Telecommunications Ltd. 6.375% 2011	3,475	3,541
PCCW-HKT Capital Ltd. 8.00% 2011[1,2]	15,000	16,087
PCCW-HKT Capital No.3 Ltd. 5.25% 2015[1]	3,600	3,192
Qwest Capital Funding, Inc. 7.75% 2006	3,595	3,613
U S WEST Capital Funding, Inc. 6.375% 2008	3,400	3,366
Qwest Capital Funding, Inc. 7.90% 2010	950	950
Qwest Capital Funding, Inc. 7.25% 2011	4,150	4,057
Qwest Capital Funding, Inc. 7.625% 2021	500	466
U S WEST Capital Funding, Inc. 6.875% 2028	4,725	4,099
Qwest Capital Funding, Inc. 7.75% 2031	2,605	2,449
American Tower Corp. 7.125% 2012	17,275	17,318
Centennial Cellular Corp. 10.75% 2008	379	387
Centennial Communications Corp. 10.74% 2013[2]	7,500	7,688
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 2014[2]	9,300	8,998
Hughes Network Systems, LLC and HNS Finance Corp. 9.50% 2014[1]	14,300	14,086
Hawaiian Telcom Communications, Inc. 9.75% 2013	6,790	6,943
Hawaiian Telcom Communications, Inc. 10.789% 2013[2]	3,605	3,659
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015	3,050	3,210
Embarq Corp. 6.738% 2013	10,000	9,983
Rogers Wireless Inc. 7.25% 2012	1,275	1,291
Rogers Wireless Inc. 7.50% 2015	6,925	7,029
Rogers Cantel Inc. 9.75% 2016	1,250	1,447
ALLTEL Corp. 4.656% 2007	8,675	8,613
Cincinnati Bell Inc. 7.25% 2013	6,800	6,732
MetroPCS, Inc. 12.00% 2007[2]	4,110	4,326
MetroPCS, Inc. 9.25% 2011[2]	2,250	2,295
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises
Finance Corp. 7.75% 2015	6,090	6,318
Rural Cellular Corp. 9.75% 2010	1,750	1,752
Rural Cellular Corp. 8.25% 2012[1]	750	773
Rural Cellular Corp. 10.899% 2012[1,2]	3,260	3,362
TELUS Corp. 8.00% 2011	5,250	5,691
SK Telecom Co., Ltd. 4.25% 2011[1]	6,000	5,565
Telekom Austria AG 3.375% 2010	€4,200	5,205
NTELOS Inc., Series B, 7.48% 2011[2]	$ 4,987	4,994
Millicom International Cellular SA 10.00% 2013	3,930	4,402
Intelsat PanAmSat Opco 9.00% 2016[1]	3,550	3,621
Nordic Telephone Co. Holding ApS 8.875% 2016[1]	1,000	1,033
		1,359,235

INDUSTRIALS — 5.38%
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011	14,050	14,031
Continental Airlines, Inc., Series 1999-2, Class A-2, 7.056% 2011[3]	10,000	10,210
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.487% 2012[3]	12,500	12,819
Continental Airlines, Inc., Series 2006-1, Class G, FGIC insured, 5.564% 2015[2]	6,500	6,500
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 2016[3]	10,375	10,068
Continental Airlines, Inc., Series 1996-2, Class D, 11.50% 2016[3]	1,728	1,737
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[3]	205	195
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[3]	1,149	1,086
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[3]	2,465	2,307
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[3]	22,363	22,251
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[3]	46,345	46,558
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[3]	2,255	2,215
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[3]	12,405	12,293
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020[3]	15,511	14,647
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 2020[3]	16,997	16,583
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 2021[3]	343	352
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[3]	12,274	12,210
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[3]	12,689	13,264
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[3]	10,249	10,819
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[3]	1,590	1,550
Delta Air Lines, Inc. 8.00% 2007[1,6]	4,000	1,120
Delta Air Lines, Inc., Series 2001-1, Class A-1, 6.619% 2011[3]	7,799	7,835
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 2012	3,500	3,515
Delta Air Lines, Inc., Series 2001-1, Class A-2, 7.111% 2013[3]	10,000	10,063
Delta Air Lines, Inc., Series 2002-1, Class C, 7.779% 2013[3]	3,603	3,344
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014[3]	53,658	54,250
Delta Air Lines, Inc., Series 1992-A2, 9.20% 2014[3,6]	7,500	6,080
Delta Air Lines, Inc. 10.375% 2022[6]	2,577	728
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[3]	47,690	48,505
General Electric Capital Corp., Series A, 5.00% 2007	21,500	21,383
General Electric Capital Corp., Series A, 5.375% 2007	13,250	13,236
General Electric Capital Corp., Series A, 7.25% 2007	£1,030	1,947
General Electric Capital Corp., Series A, 3.50% 2008	$20,000	19,286
General Electric Capital Corp., Series A, 6.00% 2012	15,000	15,191
General Electric Co. 5.00% 2013	12,750	12,229
General Electric Capital Corp., Series A, 5.00% 2016	5,000	4,702
General Electric Capital Corp., Series A, 5.223% 2016[2]	18,000	18,023
General Electric Capital Corp., Series A, 5.53% 2026[2]	25,000	25,080
American Airlines, Inc., Series 1999-1, Class A-1, 6.855% 2010[3]	8,088	8,175
AMR Corp., Series B, 10.45% 2011	150	142
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012[3]	27,116	27,647
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012	17,915	18,630
AMR Corp. 9.00% 2012	5,500	5,459
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[3]	36,430	38,639
American Airlines, Inc., Series 1991-C2, 9.73% 2014[3]	6,410	5,965
AMR Corp. 9.00% 2016	300	294
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[3]	10,291	9,422
BAE Systems Holding Inc. 4.75% 2010[1]	10,350	9,926
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[1,3]	44,910	46,054
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[1,3]	42,863	44,163
Hutchison Whampoa International Ltd. 7.00% 2011[1]	24,300	25,264
Hutchison Whampoa International Ltd. 6.50% 2013[1]	59,200	60,021
Cendant Corp. 6.875% 2006	2,000	2,002
Cendant Corp. 6.25% 2008	29,000	29,271
Cendant Corp. 7.375% 2013	32,500	35,605
Cendant Corp. 7.125% 2015	5,710	6,296
Qantas Airways Ltd. 6.05% 2016[1]	55,580	53,921
Tyco International Group SA 6.125% 2008	13,000	13,085
Tyco International Group SA 6.125% 2009	500	504
Tyco International Group SA 6.375% 2011	16,000	16,344
Tyco International Group SA 6.00% 2013	7,200	7,144
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 1996-B, 6.96% 2009[3]	1,574	1,603
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2002-2, 5.14% 2021[3]	12,380	11,742
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2002-1, 5.943% 2022[3]	6,399	6,417
BNSF Funding Trust I 6.613% 2055[2]	13,600	12,810
Caterpillar Financial Services Corp., Series F, 2.35% 2006	5,000	4,969
Caterpillar Financial Services Corp. 2.70% 2008	845	797
Caterpillar Inc. 4.50% 2009	9,690	9,404
Caterpillar Financial Services Corp. 4.30% 2010	9,400	8,948
Caterpillar Inc. 5.30% 2035	1,300	1,163
Southwest Airlines Co., Series 2001-1, Class B, 6.126% 2006[3]	7,500	7,514
Southwest Airlines Co., Series 2001-1, Class A-2, 5.496% 2008[3]	5,000	5,005
Southwest Airlines Co. 5.25% 2014	12,500	11,786
Union Pacific Railroad Co. Pass Through Trust, Series 2001-1, 6.63% 2022[3]	7,816	8,174
Union Pacific Railroad Co. Pass Through Trust, Series 2002-1, 6.061% 2023[3]	11,347	11,572
Union Pacific Railroad Co. Pass Through Trust, Series 2003-1, 4.698% 2024[3]	2,954	2,711
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[3]	3,233	3,235
United Air Lines, Inc., Series 2000-2, Class B, 7.811% 2011[3]	4,418	4,608
United Air Lines, Inc., Series B, 8.986% 2012[2]	9,200	9,327
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[3]	2,472	2,468
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[3]	2,773	2,784
NTK Holdings Inc. 0%/10.75% 2014[5]	15,118	11,017
THL Buildco, Inc. 8.50% 2014	10,650	10,357
Bombardier Inc. 6.30% 2014[1]	19,800	17,325
Allied Waste North America, Inc. 8.50% 2008	7,500	7,800
Allied Waste North America, Inc., Series B, 6.50% 2010	500	485
Allied Waste North America, Inc., Series B, 5.75% 2011	2,500	2,344
Allied Waste North America, Inc., Series B, 6.125% 2014	3,000	2,715
Allied Waste North America, Inc., Series B, 7.375% 2014	3,750	3,581
Northwest Airlines, Inc. 9.875% 2007[6]	6,000	3,060
Northwest Airlines, Inc. 10.00% 2009[6]	4,000	1,950
Northwest Airlines, Inc., Series 2001-1, Class A-2, 6.841% 2012	9,955	9,911
Northwest Airlines, Inc., Series 2001-1, Class A-1, 7.041% 2023[3]	1,871	1,867
John Deere Capital Corp., Series D, 4.375% 2008	15,000	14,695
Holcim Finance (Luxembourg) SA 4.375% 2014	€8,860	11,007
Northrop Grumman Corp. 4.079% 2006	$2,000	1,989
Northrop Grumman Systems Corp. 7.125% 2011	8,000	8,427
Raytheon Co. 6.55% 2010	6,000	6,145
Raytheon Co. 8.30% 2010	3,000	3,242
Goodman Global Holdings, Inc., Series B, 7.875% 2012	8,795	8,443
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	7,530	7,869
United Rentals (North America), Inc., Series B, 6.50% 2012	7,150	6,793
United Rentals (North America), Inc. 7.75% 2013	900	860
Lockheed Martin Corp. 8.50% 2029	6,000	7,573
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012	7,071	7,212
TFM, SA de CV 9.375% 2012	4,450	4,762
TFM, SA de CV 12.50% 2012	2,145	2,376
AIR 2 US, Series A, 8.027% 2020[1,3]	6,879	6,900
Accuride Corp. 8.50% 2015	6,525	6,297
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[1,3]	6,446	6,285
Jacuzzi Brands, Inc. 9.625% 2010	5,765	6,118
Waste Management, Inc. 6.50% 2008	5,220	5,304
Waste Management, Inc. 5.00% 2014	765	716
Standard Aero Holdings, Inc. 8.25% 2014	6,550	5,862
General Dynamics Corp. 4.50% 2010	5,000	4,803
K&F Industries, Inc. 7.75% 2014	4,275	4,232
CCMG Acquisition Corp. 8.875% 2014[1]	1,250	1,288
CCMG Acquisition Corp. 10.50% 2016[1]	2,250	2,396
American Standard Inc. 7.625% 2010	3,500	3,657
Ashtead Group PLC 8.625% 2015[1]	3,525	3,578
Quebecor World Inc. 8.75% 2016[1]	3,755	3,445
Williams Scotsman, Inc. 8.50% 2015	2,900	2,878
ACIH, Inc. 0%/11.50% 2012[1,5]	3,390	2,712
DRS Technologies, Inc. 6.875% 2013	625	605
DRS Technologies, Inc. 7.625% 2018	2,000	2,000
FTI Consulting, Inc. 7.625% 2013	2,300	2,340
Terex Corp. 9.25% 2011	375	400
Terex Corp., Class B, 10.375% 2011	1,817	1,931
Argo-Tech Corp. 9.25% 2011	1,795	1,858
Kansas City Southern Railway Co. 9.50% 2008	1,500	1,579
UCAR Finance Inc. 10.25% 2012	1,385	1,468
Ahern Rentals, Inc. 9.25% 2013	950	964
Gol Finance 8.75% (undated)[1]	1,100	963
AGCO Corp. 6.875% 2014	€700	917
TransDign Inc., 7.75% 2014[1]	$ 350	350
Jet Equipment Trust, Series 1994-A, 11.79% 2013[1,6]	4,000	—
Jet Equipment Trust, Series 1995-B, 10.91% 2014[1,6]	5,000	—
Jet Equipment Trust, Series 1995-D, 11.44% 2014[1,6]	2,500	—
		1,314,873

ENERGY — 2.72%
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[1,3]	35,769	34,363
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[3]	1,974	1,896
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[1,3]	15,570	17,119
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[3]	1,000	1,099
Ras Laffan Liquefied Natural Gas II 5.298% 2020[1,3]	45,970	42,939
Ras Laffan Liquefied Natural Gas III 5.838% 2027[1,3]	15,000	14,007
Energy Transfer Partners, LP 5.65% 2012	21,770	21,036
Energy Transfer Partners, LP 5.95% 2015	61,670	59,484
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[1,3]	59,400	57,692
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[3]	6,000	5,828
Enterprise Products Operating LP, Series B, 4.625% 2009	8,000	7,670
Enterprise Products Operating LP 4.95% 2010	8,000	7,674
Enterprise Products Operating LP 7.50% 2011	8,000	8,403
Enterprise Products Operating LP, Series B, 6.375% 2013	17,000	17,006
Enterprise Products Partners LP, Series B, 5.60% 2014	4,355	4,129
Enterprise Products Operating LP, Series B, 5.00% 2015	8,645	7,820
Pemex Finance Ltd. 8.875% 2010[3]	24,000	26,063
Pemex Project Funding Master Trust 5.75% 2015[1]	10,000	9,223
Pemex Finance Ltd., Series 1999-2, Class A-3, 10.61% 2017[3]	11,700	14,693
Pemex Project Funding Master Trust 8.625% 2022	750	840
Qatar Petroleum 5.579% 2011[1]	38,400	38,223
Petroleum Export Ltd., Class A-1, MBIA insured, 4.623% 2010[1,3]	30,667	30,005
Petroleum Export Ltd., Class A-2, XLCA insured, 4.633% 2010[1,3]	5,778	5,653
Apache Corp. 6.25% 2012	28,000	28,708
Williams Companies, Inc. 6.375% 2010[1]	1,500	1,470
Williams Companies, Inc. 6.99% 2010[1,2]	2,500	2,544
Williams Companies, Inc. 7.125% 2011	500	503
Williams Partners LP 7.50% 2011[1]	5,725	5,768
Williams Companies, Inc. 7.875% 2021	2,000	2,040
Williams Companies, Inc. 8.75% 2032	5,080	5,550
Delek & Avner-Yam Tethys Ltd. 5.326% 2013[1,3]	17,206	16,723
Kinder Morgan Energy Partners LP 6.75% 2011	2,500	2,556
Kinder Mogan Energy Partners LP 5.00% 2013	2,708	2,486
Kinder Morgan Energy Partners LP 5.125% 2014	12,292	11,240
Gulfstream Natural Gas System LLC 5.56% 2015[1]	5,000	4,815
Gulfstream Natural Gas System LLC 6.19% 2025[1]	11,610	11,248
Premcor Refining Group Inc. 9.25% 2010	3,250	3,460
Premcor Refining Group Inc. 6.125% 2011	5,000	5,023
Premcor Refining Group Inc. 6.75% 2011	1,000	1,026
Premcor Refining Group Inc. 9.50% 2013	2,750	3,008
Premcor Refining Group Inc. 6.75% 2014	3,000	3,034
Sunoco, Inc. 4.875% 2014	14,830	13,630
El Paso Corp. 6.375% 2009[1]	200	198
El Paso Energy Corp. 7.75% 2010[1]	500	510
Sonat Inc. 7.625% 2011	400	406
El Paso Energy Corp. 7.375% 2012	4,310	4,299
El Paso Corp. 7.875% 2012	1,625	1,662
El Paso Natural Gas Co. 7.50% 2026	250	246
Southern Natural Gas Co. 7.35% 2031	1,450	1,399
El Paso Corp. 7.75% 2032	4,000	3,915
Southern Natural Gas Co. 8.00% 2032	830	862
Pogo Producing Co. 7.875% 2013[1]	6,725	6,775
Pogo Producing Co. 6.625% 2015	300	279
Pogo Producing Co. 6.875% 2017	6,850	6,379
Reliance Industries Ltd. 10.25% 2097[1]	8,750	11,616
Devon Financing Corp., ULC 6.875% 2011	8,500	8,847
Open Joint Stock Co. Gazprom 9.125% 2007	2,000	2,050
Gaz Capital SA 5.875% 2015	€5,125	6,659
Newfield Exploration Co. 7.625% 2011	$3,000	3,053
Newfield Exploration Co. 6.625% 2014	2,000	1,915
Newfield Exploration Co. 6.625% 2016	3,775	3,577
Drummond Co., Inc. 7.375% 2016[1]	7,375	6,877
OXYMAR 7.50% 2016[1,3]	5,500	5,763
Teekay Shipping Corp. 8.875% 2011	5,175	5,447
Ultrapetrol (Bahamas) Ltd., First Preferred Ship Mortgage Notes, 9.00% 2014	5,225	4,742
American Commercial Lines LLC and ACL Finance Corp. 9.50% 2015	3,928	4,321
XTO Energy Inc. 5.65% 2016	4,250	4,037
Encore Acquisition Co. 6.00% 2015	4,450	4,027
PETRONAS Capital Ltd. 7.00% 2012[1]	2,250	2,362
Overseas Shipholding Group, Inc. 8.25% 2013	1,575	1,642
International Coal Group, Inc. 10.25% 2014[1]	1,500	1,506
Peabody Energy Corp., Series B, 6.875% 2013	1,200	1,185
Petrozuata Finance, Inc., Series B, 8.22% 2017[1,3]	250	236
		664,489

UTILITIES — 2.58%
PECO Energy Co., First and Refunding Mortgage Bonds, 3.50% 2008	5,000	4,812
Commonwealth Edison Co., Series 99, 3.70% 2008	7,125	6,904
Commonwealth Edison Co., First Mortgage Bonds, Series 102, 4.74% 2010	12,500	12,019
Exelon Corp. 6.75% 2011	2,200	2,276
Exelon Generation Co., LLC 6.95% 2011	22,975	23,980
PECO Energy Co., First and Refunding Mortgage Bonds, 4.75% 2012	3,900	3,672
Commonwealth Edison Co., First Mortgage Bonds, Series 103, 5.90% 2036	4,000	3,698
Edison Mission Energy 7.73% 2009	10,125	10,277
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2005-A, 5.00% 2016	4,000	3,728
Edison Mission Energy 7.75% 2016[1]	6,025	5,950
Midwest Generation, LLC, Series B, 8.56% 2016[3]	7,120	7,480
Homer City Funding LLC 8.734% 2026[3]	11,014	12,281
Midwest Generation, LLC and Midwest Finance Corp. 8.75% 2034	7,600	8,094
PSEG Power LLC 3.75% 2009	6,825	6,471
PSEG Power LLC 7.75% 2011	18,700	20,035
PSEG Power LLC 5.00% 2014	11,690	10,800
MidAmerican Energy Co. 5.125% 2013	7,500	7,215
MidAmerican Energy Co. 4.65% 2014	5,000	4,577
MidAmerican Energy Holdings Co., Series D, 5.00% 2014	8,500	7,955
MidAmerican Energy Holdings Co. 6.125% 2036[1]	17,750	16,647
Ameren Corp. 4.263% 2007	2,500	2,467
Cilcorp Inc. 8.70% 2009	1,000	1,079
Union Electric Co. 5.25% 2012	1,490	1,443
Union Electric Co. 4.65% 2013	11,000	10,190
Union Electric Co. 5.40% 2016	5,750	5,476
Cilcorp Inc. 9.375% 2029	12,265	15,544
Dominion Resources, Inc., Series A, 3.66% 2006	3,000	2,978
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007	14,140	14,104
Dominion Resources, Inc., Series 2002-C, 5.70% 2012[2]	1,000	980
Dominion Resources, Inc., Series 2002-B, 6.25% 2012	10,000	10,082
Virginia Electric and Power Co., Series 2003-A, 4.75% 2013	6,000	5,573
Israel Electric Corp. Ltd. 7.95% 2011[1]	10,000	10,753
Israel Electric Corp. Ltd. 7.70% 2018[1]	8,500	9,075
Israel Electric Corp. Ltd. 8.10% 2096[1]	12,000	12,664
Ohio Power Co., Series J, 5.30% 2010	8,000	7,832
Ohio Power Co., Series H, 4.85% 2014	5,965	5,543
Appalachian Power Co., Series I, 4.95% 2015	1,000	917
Ohio Power Co., Series K, 6.00% 2016	15,000	14,819
Constellation Energy Group, Inc. 6.125% 2009	10,500	10,577
Constellation Energy Group, Inc. 7.00% 2012	15,000	15,654
Baltimore Gas and Electric Co. 5.20% 2033	3,000	2,516
PacifiCorp, First Mortgage Bonds, 4.30% 2008	3,060	2,978
PacifiCorp, First Mortgage Bonds, 5.45% 2013	2,875	2,806
Scottish Power PLC 5.375% 2015	21,415	20,358
Duke Energy Corp., First and Refunding Mortgage Bonds, 4.50% 2010	4,500	4,317
Duke Capital Corp. 6.25% 2013	9,000	9,099
Duke Capital Corp. 5.50% 2014	10,000	9,636
Duke Capital LLC 5.668% 2014	2,000	1,936
Southern California Gas Co., First Mortgage Bonds, Series II, 4.375% 2011	5,000	4,742
San Diego Gas & Electric Co., Series CCC, 5.30% 2015	10,000	9,583
San Diego Gas & Electric Co., Series DDD, 6.00% 2026	5,000	4,929
Niagara Mohawk Power Corp., Series G, 7.75% 2008	17,460	18,178
SP PowerAssets Ltd. 3.80% 2008[1]	10,000	9,581
SP PowerAssets Ltd. 5.00% 2013[1]	8,000	7,542
AES Corp. 9.50% 2009	4,677	4,981
AES Corp. 9.375% 2010	4,803	5,163
AES Corp. 8.75% 2013[1]	1,000	1,075
AES Gener SA 7.50% 2014	5,000	5,026
Veolia Environnement 4.875% 2013	€10,860	14,051
Empresa Nacional de Electricidad SA, Series B, 8.50% 2009	$ 4,455	4,706
Empresa Nacional de Electricidad SA 8.35% 2013	5,000	5,391
Empresa Nacional de Electricidad SA 8.625% 2015	3,000	3,308
Old Dominion Electric Cooperative, Series 2003-A, 5.676% 2028[3]	12,937	12,529
Consolidated Edison Co. of New York, Inc., Series 2003-A, 3.625% 2008	6,000	5,767
Consolidated Edison Co. of New York, Inc., Series B, 3.85% 2013	5,000	4,445
Consolidated Edison Co. of New York, Inc., Series 2003-C, 5.10% 2033	2,000	1,678
Progress Energy Florida, Inc., First Mortgage Bonds, 4.80% 2013	7,000	6,587
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc., First Mortgage Bonds, 5.125% 2013	5,000	4,777
Oncor Electric Delivery Co. 6.375% 2012	10,700	10,813
Pacific Gas and Electric Co., First Mortgage Bonds, 4.20% 2011	7,000	6,553
Pacific Gas and Electric Co., First Mortgage Bonds, 6.05% 2034	4,000	3,788
Reliant Energy Resources Corp. 7.75% 2011	7,000	7,491
Centerpoint Energy Resources Corp., Series B, 7.875% 2013	2,000	2,177
Kern River Funding Corp. 4.893% 2018[1,3]	9,460	8,921
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012	700	700
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013	2,811	3,056
Sierra Pacific Resources 8.625% 2014	900	958
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	2,550	2,431
Nevada Power Co., Series M, 5.95% 2016[1]	1,000	953
Anglian Water Services Financing PLC 4.625% 2013	€6,120	7,876
Energy East Corp. 6.75% 2012	$7,155	7,404
NiSource Finance Corp. 6.15% 2013	5,600	5,626
NGG Finance PLC 6.125% 2011	€3,480	4,795
Korea East-West Power Co., Ltd. 4.875% 2011[1]	$ 5,000	4,774
Florida Power & Light Co. 4.85% 2013	5,000	4,753
Alabama Power Co., Series R, 4.70% 2010	2,250	2,163
Southern Power Co., Series B, 6.25% 2012	2,500	2,523
FPL Energy National Wind, LLC 5.608% 2024[1,3]	4,752	4,562
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[1,3]	3,500	3,435
Enersis SA 7.375% 2014	3,000	3,042
Equitable Resources, Inc. 5.15% 2018	2,500	2,307
Wisconsin Gas Co. 5.20% 2015	2,025	1,901
Mirant Americas Generation, Inc. 8.30% 2011	1,300	1,290
NRG Energy, Inc. 7.375% 2016	1,000	977
		629,575

MATERIALS — 1.93%
Norske Skogindustrier ASA 7.625% 2011[1]	47,135	47,657
Norske Skogindustrier ASA 6.125% 2015[1]	4,000	3,584
Norske Skogindustrier ASA 7.125% 2033[1]	4,100	3,534
International Paper Co. 5.375% 2006	€4,500	5,761
International Paper Co. 4.00% 2010	6,545	6,129
International Paper Co. 6.75% 2011	4,000	4,137
International Paper Co. 5.85% 2012	34,815	34,322
Stora Enso Oyj 5.125% 2014	€4,250	5,427
Stora Enso Oyj 6.404% 2016[1]	$28,040	27,226
Stora Enso Oyj 7.25% 2036[1]	17,650	17,281
UPM-Kymmene Corp. 5.625% 2014[1]	39,320	37,204
Weyerhaeuser Co. 5.95% 2008	3,000	3,004
Weyerhaeuser Co. 6.75% 2012	9,330	9,543
Weyerhaeuser Co. 7.375% 2032	14,750	14,976
Equistar Chemicals, LP 10.125% 2008	6,100	6,451
Equistar Chemicals, LP and Equistar Funding Corp. 8.75% 2009	12,800	13,280
Scotia Pacific Co. LLC, Series B, Class A-2, 7.11% 2028[3]	21,160	17,055
JSG Funding PLC 7.75% 2015	€2,000	2,396
JSG Funding PLC 7.75% 2015	$2,200	2,002
JSG Holdings PLC 11.50% 2015[7]	€9,760	12,417
Stone Container Corp. 9.75% 2011	$ 2,793	2,884
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	10,775	10,155
Stone Container Corp. 8.375% 2012	1,675	1,591
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	250	225
Dow Chemical Co. 5.75% 2008	11,100	11,133
Dow Chemical Co. 6.00% 2012	2,400	2,421
Cytec Industries Inc. 6.00% 2015	12,885	12,257
Owens-Illinois, Inc. 8.10% 2007	3,130	3,161
Owens-Illinois, Inc. 7.35% 2008	5,250	5,316
Owens-Brockway Glass Container Inc. 8.875% 2009	1,500	1,553
Owens-Illinois, Inc. 7.50% 2010	2,250	2,211
Associated Materials Inc. 9.75% 2012	9,765	9,765
AMH Holdings, Inc. 0%/11.25% 2014[5]	3,000	1,822
BHP Finance (USA) Ltd. 8.50% 2012	10,000	11,418
Abitibi-Consolidated Co. of Canada 8.375% 2015	12,225	11,216
Building Materials Corp. of America, Series B, 8.00% 2007	1,000	1,010
Building Materials Corp. of America 8.00% 2008	1,975	2,000
Building Materials Corp. of America 7.75% 2014	8,250	7,920
Georgia-Pacific Corp. 7.449% 2012[2]	2,985	2,989
Georgia-Pacific Corp. 8.30% 2013[2]	7,000	7,070
Graphic Packaging International, Inc. 8.50% 2011	3,325	3,333
Graphic Packaging International, Inc. 9.50% 2013	6,495	6,463
Rhodia 7.625% 2010	250	249
Rhodia SA 8.00% 2010	€2,100	2,797
Rhodia 10.25% 2010	$ 97	104
Rhodia 8.875% 2011	1,931	1,933
Rhodia SA 9.25% 2011	€2,511	3,352
Alcan Inc. 5.20% 2014	$8,000	7,591
Plastipak Holdings, Inc. 8.50% 2015[1]	6,690	6,723
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	6,800	6,052
Nalco Co. 7.75% 2011	775	777
Nalco Co. 8.875% 2013	3,200	3,240
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 0%/9.00% 2014[5]	1,254	947
Praxair, Inc. 2.75% 2008	5,000	4,730
Teck Cominco Ltd. 5.375% 2015	5,000	4,665
Domtar Inc. 7.125% 2015	4,475	3,916
Earle M. Jorgensen Co. 9.75% 2012	3,600	3,852
Ainsworth Lumber Co. Ltd. 7.25% 2012	700	577
Ainsworth Lumber Co. Ltd. 6.75% 2014	1,750	1,339
Ainsworth Lumber Co. Ltd. 6.75% 2014	1,750	1,339
Arbermarle Corp. 5.10% 2015	3,156	2,905
Crompton Corp. 9.875% 2012	500	565
Chemtura Corp. 6.875% 2016	2,400	2,331
Neenah Paper, Inc. 7.375% 2014	2,640	2,442
ICI Wilmington, Inc. 4.375% 2008	200	193
ICI Wilmington, Inc. 5.625% 2013	2,000	1,921
Crystal US Holdings 3 LLC and Crystal US Sub 3 Corp., Series B, 0%/10.50% 2014[5]	1,928	1,518
BCP Caylux Holdings Luxembourg SCA 9.625% 2014	535	583
AEP Industries Inc. 7.875% 2013	1,875	1,889
Rockwood Specialties Group, Inc. 10.625% 2011	218	234
Rockwood Specialties Group, Inc. 7.50% 2014	1,675	1,650
Covalence Specialty Materials Corp. 10.25% 2016[1]	1,750	1,689
Packaging Corp. of America 4.375% 2008	1,500	1,457
Freeport-McMoRan Copper & Gold Inc. 6.875% 2014	1,500	1,451
E.I. du Pont de Nemours and Co. 4.125% 2010	1,500	1,423
Huntsman LLC 12.318% 2011[2]	275	287
Huntsman LLC 11.50% 2012	712	799
AK Steel Corp. 7.75% 2012	1,000	985
Foundation PA Coal Co. 7.25% 2014	975	955
Koppers Inc. 9.875% 2013	495	533
Airgas, Inc. 6.25% 2014	550	517
Ispat Inland ULC 9.75% 2014	206	227
		472,036

HEALTH CARE — 1.44%
Humana Inc. 7.25% 2006	5,000	5,003
Humana Inc. 6.45% 2016	25,375	25,163
Humana Inc. 6.30% 2018	17,000	16,600
Wyeth 4.375% 2008[2]	6,375	6,248
Wyeth 5.50% 2016	36,165	34,590
UnitedHealth Group Inc. 5.20% 2007	8,000	7,981
UnitedHealth Group Inc. 3.30% 2008	4,000	3,853
UnitedHealth Group Inc. 4.125% 2009	8,000	7,651
UnitedHealth Group Inc. 5.375% 2016	19,500	18,481
Cardinal Health, Inc. 6.25% 2008	3,000	3,022
Cardinal Health, Inc. 6.75% 2011	12,625	12,957
Cardinal Health, Inc. 5.85% 2017	12,000	11,465
Allegiance Corp. 7.00% 2026	9,260	9,456
Aetna Inc. 5.75% 2011	24,000	23,857
Amgen Inc. 4.00% 2009	24,000	22,831
Tenet Healthcare Corp. 7.375% 2013	3,050	2,798
Tenet Healthcare Corp. 9.875% 2014	12,450	12,512
Tenet Healthcare Corp. 9.25% 2015[1]	6,475	6,378
Boston Scientific Corp. 6.00% 2011	1,700	1,679
Boston Scientific Corp. 6.40% 2016	15,000	14,639
Columbia/HCA Healthcare Corp. 8.85% 2007	2,000	2,032
Columbia/HCA Healthcare Corp. 8.70% 2010	1,750	1,840
HCA Inc. 6.95% 2012	2,000	1,962
HCA Inc. 6.25% 2013	2,500	2,347
Columbia/HCA Healthcare Corp. 7.69% 2025	5,750	5,462
WellPoint, Inc. 5.00% 2011	6,500	6,267
WellPoint, Inc. 5.25% 2016	6,455	6,061
Warner Chilcott Corp. 8.75% 2015	11,815	12,229
Hospira, Inc. 4.95% 2009	7,391	7,221
Hospira, Inc. 5.90% 2014	4,100	4,025
HealthSouth Corp. 11.418% 2014[1,2]	3,650	3,659
HealthSouth Corp. 10.75% 2016[1]	7,500	7,387
Universal Health Services, Inc. 7.125% 2016	9,890	9,953
Accellent Inc. 10.50% 2013	9,525	9,787
Bristol-Myers Squibb Co. 4.00% 2008	10,000	9,680
Concentra Operating Corp. 9.50% 2010	3,020	3,141
Concentra Operating Corp. 9.125% 2012	3,835	3,988
AMR HoldCo, Inc. and EmCare HoldCo, Inc. 10.00% 2015	2,000	2,105
Mylan Laboratories Inc. 5.75% 2010	2,025	1,939
Team Finance LLC and Health Finance Corp. 11.25% 2013	1,575	1,654
MedCath Holdings Corp. 9.875% 2012	1,000	1,037
		350,940

INFORMATION TECHNOLOGY — 0.98%
Electronic Data Systems Corp. 6.334% 2006	18,000	18,012
Electronic Data Systems Corp., Series B, 6.50% 2013[2]	55,575	54,902
Electronic Data Systems Corp. 7.45% 2029	17,790	18,378
Cisco Systems, Inc. 5.25% 2011	45,750	44,947
Sabre Holdings Corp. 6.35% 2016	18,085	16,945
Motorola, Inc. 8.00% 2011	4,750	5,214
Motorola, Inc. 5.22% 2097	14,250	10,749
Celestica Inc. 7.875% 2011	11,130	10,991
Celestica Inc. 7.625% 2013	4,170	4,066
Sanmina-SCI Corp. 6.75% 2013	12,750	11,953
SunGard Data Systems Inc. 9.125% 2013[1]	8,175	8,522
SunGard Data Systems Inc. 10.25% 2015[1]	2,000	2,077
Hyundai Semiconductor America, Inc. 8.625% 2007[1]	10,150	10,257
Nortel Networks Ltd. 9.758% 2011[1,2]	2,500	2,556
Nortel Networks Ltd. 10.125% 2013[1]	2,225	2,275
Nortel Networks Lts. 10.75% 2016[1]	1,150	1,176
Sensata Technologies BV 8.00% 2014[1]	5,100	4,947
Jabil Circuit, Inc. 5.875% 2010	4,750	4,715
Solectron Global Finance Ltd 8.00% 2016[1]	4,000	3,960
Iron Mountain Inc. 7.75% 2015	2,010	1,930
Flextronics International Ltd. 6.50% 2013	925	883
Freescale Semiconductor, Inc. 6.875% 2011	750	758
Serena Software, Inc. 10.375% 2016[1]	180	181
Exodus Communications, Inc. 11.625% 2010[4,6]	1,132	—
		240,394

CONSUMER STAPLES — 0.88%
CVS Corp. 6.117% 2013[1,3]	25,984	25,811
CVS Corp. 5.789% 2026[1,3]	9,870	9,299
Tyson Foods, Inc. 6.60% 2016	32,265	31,594
Rite Aid Corp. 6.125% 2008[1]	2,750	2,674
Rite Aid Corp. 9.50% 2011	4,500	4,691
Rite Aid Corp. 6.875% 2013	5,485	4,772
Rite Aid Corp. 9.25% 2013	2,575	2,485
Rite Aid Corp. 7.50% 2015	1,000	965
H.J. Heinz Co. 6.428% 2020[1]	14,320	14,557
Wal-Mart Stores, Inc. 5.45% 2006	10,000	9,999
Diageo Capital PLC 3.50% 2007	5,000	4,853
Diageo Capital PLC 4.375% 2010	2,395	2,279
Grand Metropolitan Investment Corp. 7.45% 2035	2,290	2,613
Nabisco, Inc. 7.05% 2007	6,500	6,552
Kraft Foods Inc. 6.50% 2031	2,600	2,604
Vitamin Shoppe Industries, Inc. 12.67% 2012[1,2]	7,740	7,953
Jean Coutu Group (PJC) Inc. 7.625% 2012	800	780
Jean Coutu Group (PJC) Inc. 8.50% 2014	7,400	6,845
Dole Food Co., Inc. 7.25% 2010	1,350	1,215
Dole Food Co., Inc. 8.875% 2011	6,685	6,301
Gold Kist Inc. 10.25% 2014	6,783	7,105
SUPERVALU INC. 7.50% 2012	3,390	3,357
Albertson’s, Inc. 7.45% 2029	3,000	2,592
Albertson’s, Inc. 8.00% 2031	1,000	906
Petro Stopping Centers, LP and Petro Financial Corp. 9.00% 2012	6,560	6,544
Stater Bros. Holdings Inc. 8.829% 2010[2]	475	483
Stater Bros. Holdings Inc. 8.125% 2012	5,360	5,320
Cadbury Schweppes Investments PLC, Series 41, 4.25% 2009	€4,250	5,447
Pathmark Stores, Inc. 8.75% 2012	$ 5,565	5,315
Molson Coors Capital Finance ULC 4.85% 2010	5,000	4,818
Ahold Lease Pass Through Trust, Series 2001-A-1, 7.82% 2020[3]	524	534
Ahold Lease Pass Through Trust, Series 2001-A-2, 8.62% 2025[3]	4,070	4,042
Delhaize America, Inc. 8.125% 2011	3,500	3,698
Winn-Dixie Stores, Inc. 8.875% 2008[6]	2,300	2,001
Winn-Dixie Pass Through Trust, Series 1999-1, Class A-1, 6.30% 2017[1,3,6]	1,345	1,090
Spectrum Brands, Inc. 7.375% 2015	3,500	2,861
Kellogg Co. 7.45% 2031	2,310	2,629
Playtex Products, Inc. 9.375% 2011	2,375	2,485
Elizabeth Arden, Inc. 7.75% 2014	1,780	1,758
WH Holdings (Cayman Islands) Ltd. and WH Capital Corp. 9.50% 2011	1,500	1,650
		213,477

MORTGAGE-BACKED OBLIGATIONS[3]— 20.83%
Fannie Mae 7.00% 2009	69	69
Fannie Mae 7.50% 2009	121	122
Fannie Mae 7.50% 2009	113	115
Fannie Mae 7.50% 2009	28	28
Fannie Mae 7.50% 2009	24	24
Fannie Mae 7.50% 2009	19	19
Fannie Mae 7.50% 2009	19	19
Fannie Mae 8.50% 2009	61	62
Fannie Mae 9.50% 2009	25	26
Fannie Mae 7.00% 2010	59	60
Fannie Mae, Series 2000-T5B, 7.30% 2010	57,100	60,672
Fannie Mae, Series 2001-T6B, 6.088% 2011	48,000	48,958
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	46,225	43,545
Fannie Mae 4.89% 2012	25,000	23,942
Fannie Mae 4.00% 2015	31,982	29,771
Fannie Mae 7.00% 2016	287	292
Fannie Mae 11.50% 2016	631	704
Fannie Mae 5.00% 2018	24,900	24,076
Fannie Mae 5.00% 2018	17,372	16,797
Fannie Mae 5.00% 2018	9,573	9,256
Fannie Mae 5.50% 2018	3,167	3,114
Fannie Mae 9.00% 2018	43	46
Fannie Mae 10.00% 2018	459	505
Fannie Mae 5.50% 2019	32,962	32,410
Fannie Mae 5.50% 2019	12,725	12,498
Fannie Mae 12.00% 2019	565	639
Fannie Mae 4.50% 2020	7,268	6,872
Fannie Mae, Series 90-93, Class G, 5.50% 2020	44	43
Fannie Mae 11.00% 2020	192	213
Fannie Mae 11.265% 2020[2]	548	617
Fannie Mae 6.00% 2021	11,205	11,242
Fannie Mae 9.00% 2022	186	196
Fannie Mae 7.50% 2023	131	137
Fannie Mae, Series 2001-4, Class GA, 10.269% 2025[2]	926	1,021
Fannie Mae, Series 2001-4, Class NA, 11.90% 2025[2]	4,684	5,181
Fannie Mae 5.758% 2026[2]	907	920
Fannie Mae 7.00% 2026	1,606	1,658
Fannie Mae 8.50% 2027	17	19
Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028	2,835	2,720
Fannie Mae 7.00% 2028	957	982
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	6,496	6,671
Fannie Mae 6.50% 2029	313	312
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	988	1,016
Fannie Mae 7.50% 2029	78	81
Fannie Mae 7.50% 2029	77	80
Fannie Mae 7.00% 2030	223	228
Fannie Mae 7.50% 2030	255	265
Fannie Mae 7.00% 2031	387	397
Fannie Mae 7.50% 2031	627	649
Fannie Mae 7.50% 2031	72	74
Fannie Mae, Series 2001-20, Class E, 9.615% 2031[2]	164	180
Fannie Mae, Series 2001-20, Class C, 12.009% 2031[2]	207	231
Fannie Mae 6.00% 2032	1,207	1,194
Fannie Mae 7.00% 2032	295	302
Fannie Mae 3.75% 2033[2]	3,651	3,552
Fannie Mae 5.50% 2033	77,465	74,673
Fannie Mae 6.00% 2034	3,104	3,062
Fannie Mae 6.00% 2034	2,631	2,595
Fannie Mae 6.00% 2034	2,073	2,045
Fannie Mae 6.00% 2034	1,994	1,967
Fannie Mae 6.00% 2034	604	596
Fannie Mae 6.00% 2034	398	392
Fannie Mae 4.484% 2035[2]	4,312	4,185
Fannie Mae 4.581% 2035[2]	21,242	20,649
Fannie Mae 5.00% 2035	37,556	35,106
Fannie Mae 5.00% 2035	9,523	8,902
Fannie Mae 5.50% 2035	121,695	117,231
Fannie Mae 5.50% 2035	9,191	8,837
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	6,859	6,656
Fannie Mae 6.00% 2035	15,605	15,396
Fannie Mae 6.00% 2035	2,702	2,661
Fannie Mae 6.00% 2035	2,338	2,303
Fannie Mae 6.00% 2035	791	780
Fannie Mae 6.00% 2035	704	693
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036	11,490	8,120
Fannie Mae 5.50% 2036	82,192	78,921
Fannie Mae 5.50% 2036	69,197	66,443
Fannie Mae 5.50% 2036	67,735	65,039
Fannie Mae 5.50% 2036	540	519
Fannie Mae 5.50% 2036	47	45
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	25,000	24,957
Fannie Mae 6.00% 2036	24,698	24,302
Fannie Mae 6.50% 2036	18,135	18,234
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036	9,957	6,671
Fannie Mae, Series 2003-W10, Class 1A-2B, 3.112% 2037	210	209
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	9,938	10,124
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	3,099	3,169
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	7,187	7,372
Freddie Mac 8.25% 2007	33	33
Freddie Mac 8.25% 2007	8	8
Freddie Mac 8.50% 2007	5	5
Freddie Mac 8.00% 2008	4	4
Freddie Mac 8.50% 2008	18	18
Freddie Mac 8.50% 2008	17	17
Freddie Mac 8.50% 2008	5	5
Freddie Mac 8.50% 2008	3	3
Freddie Mac 8.75% 2008	56	56
Freddie Mac 8.75% 2008	18	18
Freddie Mac 8.75% 2008	8	8
Freddie Mac 8.75% 2008	7	7
Freddie Mac 8.00% 2009	6	6
Freddie Mac 8.50% 2009	103	106
Freddie Mac 8.50% 2010	108	110
Freddie Mac 8.50% 2010	47	47
Freddie Mac 4.00% 2015	43,684	40,495
Freddie Mac 6.00% 2017	727	730
Freddie Mac, Series 2310, Class A, 10.602% 2017[2]	1,004	1,081
Freddie Mac 5.00% 2018	23,945	23,126
Freddie Mac 11.00% 2018	134	147
Freddie Mac 8.50% 2020	234	248
Freddie Mac 8.50% 2020	76	80
Freddie Mac, Series 41, Class F, 10.00% 2020	183	182
Freddie Mac, Series 178, Class Z, 9.25% 2021	127	132
Freddie Mac 8.00% 2026	138	147
Freddie Mac 8.50% 2027	33	35
Freddie Mac 4.649% 2035[2]	25,698	24,921
Freddie Mac 4.789% 2035[2]	13,380	13,024
Freddie Mac 5.00% 2035	47,132	44,014
Freddie Mac, Series 3061, Class PN, 5.50% 2035	61,868	60,811
Freddie Mac 5.50% 2035	23,371	22,444
Freddie Mac 5.50% 2035	23,352	22,426
Freddie Mac 6.00% 2036	282,708	278,270
Freddie Mac, Series 3156, Class NG, 6.00% 2036	17,867	17,906
Freddie Mac 6.50% 2036	2,735	2,751
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036	9,953	7,056
Countrywide Alternative Loan Trust, Series 2004-5CB, Class 2-A-1, 5.00% 2019	11,031	10,549
Countrywide Alternative Loan Trust, Series 2006-J3, Class 2-A-1, 4.75% 2020	13,917	13,147
Countrywide Alternative Loan Trust, Series 2005-J8, Class 2-A-1, 5.00% 2020	18,697	17,837
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 7-A-1, 5.00% 2020	4,640	4,444
Countrywide Alternative Loan Trust, Series 2005-9CB, Class 2-A-1, 6.00% 2020	8,425	8,331
Countrywide Alternative Loan Trust, Series 2005-J11, Class PO-A, principal only, 0% 2035	100	62
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 5.011% 2035[2]	32,802	32,832
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	96,725	95,492
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 1-A-7, 5.50% 2035	59,304	58,710
Countrywide Alternative Loan Trust, Series 2005-49CB, Class A-1, 5.50% 2035	38,196	37,509
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	36,530	34,886
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-9, 5.50% 2035	15,864	15,666
Countrywide Alternative Loan Trust, Series 2005-30CB, Class 2-A-1, 5.50% 2035	6,151	5,856
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5-A-1, 5.75% 2035	3,161	3,048
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	35,804	35,269
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	18,703	18,610
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 6-A-1, 6.00% 2035	1,327	1,295
Countrywide Alternative Loan Trust, Series 2005-73CB, Class 1-A-11, 5.50% 2036	9,573	8,873
Countrywide Alternative Loan Trust, Series 2006-16CB, Class A-2, 6.00% 2036	35,117	34,755
Countrywide Alternative Loan Trust, Series 2006-24CB, Class 2-A-1, 6.00% 2036	28,000	28,004
CS First Boston Mortgage Acceptance Corp., Series 2004-7, Class IV-A-1, 4.50% 2019	7,146	6,681
CS First Boston Mortgage Securities Corp., Series 2006-4, Class C-P, principal only, 0% 2021	272	191
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	1,566	1,574
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	170	172
CS First Boston Mortgage Securities Corp., Series 2003-AR12, Class II-A-2, 4.312% 2033[2]	989	971
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	8,928	8,889
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	2,290	2,299
CS First Boston Mortgage Securities Corp., Series 2004-AR5, Class VII-A-2, 4.607% 2034[2]	20,108	19,632
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	12,076	11,788
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034	7,105	7,137
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-4, 6.505% 2034	460	471
CS First Boston Mortgage Acceptance Corp., Series 2005-11, Class A-P, principal only, 0% 2035	672	400
CS First Boston Mortgage Securities Corp., Series 2005-8, Class A-P, principal only, 0% 2035	537	340
CS First Boston Mortgage Securities Corp., Series 2002-CP5, Class A-1, 4.106% 2035	1,654	1,591
CS First Boston Mortgage Securities Corp., Series 2005-6, Class VI-A-1, 6.00% 2035	22,513	22,219
CS First Boston Mortgage Securities Corp., Series 2005-5, Class IV-A-1, 6.25% 2035	11,380	11,304
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	67,122	68,411
CS First Boston Mortgage Securities Corp., Series 2002-CKP1, Class F, 7.067% 2035[1]	1,500	1,579
CS First Boston Mortgage Securities Corp., Series 2006-2, Class A-P, principal only, 0% 2036	410	268
CS First Boston Mortgage Securities Corp., Series 2006-4, Class D-P, principal only, 0% 2036	325	202
CS First Boston Mortgage Securities Corp., Series 2006-1, Class A-P, principal only, 0% 2036	257	161
CS First Boston Mortgage Securities Corp., Series 2006-3, Class A-P, principal only, 0% 2036	37	23
CS First Boston Mortgage Securities Corp., Series 2006-2, Class 5-A-6, 6.00% 2036	33,750	33,191
CS First Boston Mortgage Securities Corp., Series 2002-CKS4, Class G, 6.006% 2036[1]	500	495
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	26,650	27,311
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-1A, 3.883% 2037	8,597	8,355
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-AB, 4.614% 2037	20,000	18,729
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-1, 4.637% 2037	831	827
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039	20,600	19,245
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-3, 5.711% 2039	14,000	13,815
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040	42,000	40,386
CS First Boston Mortgage Securities Corp., Series 1999-C1, Class D, 8.062% 2041[2]	5,725	6,090
Government National Mortgage Assn. 7.50% 2007	6	6
Government National Mortgage Assn. 6.50% 2008	122	124
Government National Mortgage Assn. 6.50% 2008	37	38
Government National Mortgage Assn. 7.50% 2008	32	33
Government National Mortgage Assn. 7.50% 2008	26	26
Government National Mortgage Assn. 7.50% 2008	19	19
Government National Mortgage Assn. 7.50% 2008	19	19
Government National Mortgage Assn. 7.50% 2008	9	9
Government National Mortgage Assn. 6.50% 2009	41	42
Government National Mortgage Assn. 7.50% 2009	41	42
Government National Mortgage Assn. 7.50% 2009	40	40
Government National Mortgage Assn. 7.50% 2009	39	39
Government National Mortgage Assn. 7.50% 2009	35	36
Government National Mortgage Assn. 7.50% 2009	34	35
Government National Mortgage Assn. 7.50% 2009	25	25
Government National Mortgage Assn. 7.50% 2009	22	22
Government National Mortgage Assn. 9.00% 2009	432	441
Government National Mortgage Assn. 9.50% 2009	491	508
Government National Mortgage Assn. 9.50% 2009	36	37
Government National Mortgage Assn. 9.00% 2016	116	124
Government National Mortgage Assn. 9.00% 2017	35	38
Government National Mortgage Assn. 9.50% 2019	283	312
Government National Mortgage Assn. 8.50% 2020	50	53
Government National Mortgage Assn. 8.50% 2020	30	32
Government National Mortgage Assn. 9.50% 2020	98	109
Government National Mortgage Assn. 10.00% 2020	778	870
Government National Mortgage Assn. 8.50% 2021	266	283
Government National Mortgage Assn. 8.50% 2021	160	171
Government National Mortgage Assn. 8.50% 2021	91	96
Government National Mortgage Assn. 8.50% 2021	42	45
Government National Mortgage Assn. 10.00% 2021	1,732	1,913
Government National Mortgage Assn. 9.00% 2022	28	30
Government National Mortgage Assn. 8.50% 2023	32	34
Government National Mortgage Assn. 8.50% 2024	30	32
Government National Mortgage Assn. 8.50% 2024	26	28
Government National Mortgage Assn. 8.50% 2027	30	32
Government National Mortgage Assn. 8.50% 2028	25	26
Government National Mortgage Assn. 8.50% 2029	28	30
Government National Mortgage Assn. 6.50% 2034	389	392
Government National Mortgage Assn. 4.00% 2035[2]	15,309	14,915
Government National Mortgage Assn. 4.00% 2035[2]	6,790	6,593
Government National Mortgage Assn. 4.00% 2035[2]	3,213	3,120
Government National Mortgage Assn. 5.50% 2036	8,918	8,605
Government National Mortgage Assn. 6.00% 2036	190,000	187,996
Government National Mortgage Assn. 6.00% 2036	19,970	19,766
Bear Stearns Commercial Mortgage Securities Inc., Series 1998-C1, Class A-1, 6.34% 2030	1,920	1,927
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-WF2,
Class X, interest only, 0.407% 2031[2]	226,705	2,820
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1,
Class X, interest only, 1.243% 2031[1,2]	147,475	4,422
Bear Stearns Commercial Mortgage Securities Inc., Series 2000-WF2, Class A-2, 7.32% 2032	16,480	17,355
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	22,167	21,377
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class D, 6.94% 2035[1]	3,000	3,122
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-1, 3.688% 2041	3,368	3,286
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-4, 4.521% 2041	10,000	9,398
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-2, 4.735% 2042	64,000	61,723
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-3, 4.868% 2042	38,825	36,587
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S6, II-A-3, 4.75% 2018	1,473	1,391
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-CB2, Class VII-A, 5.50% 2019	1,787	1,763
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.842% 2033[2]	30,605	29,839
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 2033[2]	6,651	6,492
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR5, Class A-7, 4.208% 2033[2]	5,928	5,776
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1, 4.339% 2033[2]	15,248	14,896
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.572% 2034[2]	34,863	33,883
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR2, Class 2-A1, 5.844% 2037[2]	29,202	28,635
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 5.583% 2045[2]	22,322	22,395
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class F, 5.98% 2034[1]	2,500	2,471
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12,
Class A-3B, 5.511% 2037[2]	45,000	44,036
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class E, 6.135% 2037[1]	400	403
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1,
Class A-1, 3.972% 2039	15,819	15,128
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3,
Class A-3, 4.545% 2042	$10,000	$ 9,425
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4,
Class A-2, 4.79% 2042	10,508	10,137
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4,
Class A-3A1, 4.871% 2042	25,000	23,940
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1,
Class A-2, 4.625% 2046	31,455	30,398
Residential Accredit Loans, Inc., Series 2004-QS6, Class A-1, 5.00% 2019	6,816	6,502
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034	13,852	13,656
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	44,617	43,840
Residential Accredit Loans, Inc., Series 2004-QS12, Class M-1, 6.00% 2034	2,440	2,327
Residential Accredit Loans, Inc., Series 2005-QS4, Class A-3, 5.50% 2035	41,813	40,584
Residential Accredit Loans, Inc., Series 2005-QS9, Class A-6, 5.50% 2035	5,000	4,644
Residential Accredit Loans, Inc., Series 2005-QS5, Class A-5, 5.75% 2035	5,000	4,757
Residential Accredit Loans, Inc., Series 2005-QS14, Class 2-A-1, 6.00% 2035	5,690	5,548
Residential Accredit Loans, Inc., Series 2006-QS1, Class A-3, 5.75% 2036	9,316	9,260
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A1, 6.038% 2035[2]	29,926	29,621
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.991% 2036[2]	53,994	53,319
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 4-A-1, 5.995% 2036[2]	18,232	17,986
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 2036[2]	9,518	9,432
CHL Mortgage Pass-Through Trust, Series 2003-HYB3, Class 4-A-1, 3.462% 2033[2]	4,135	4,015
CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 3.704% 2033[2]	9,372	8,911
CHL Mortgage Pass-Through Trust, Series 2004-22, Class A-2, 4.641% 2034[2]	10,980	10,705
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 5.149% 2034[2]	4,691	4,626
CHL Mortgage Pass-Through Trust, Series 2005-J4, Class PO, principal only, 0% 2035	175	125
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.71% 2035[2]	78,946	77,603
Bear Stearns ARM Trust, Series 2003-6, Class I-A-2, 3.984% 2033[2]	27,949	27,198
Bear Stearns ARM Trust, Series 2003-3, Class II-A-2, 4.054% 2033[2]	5,926	5,791
Bear Stearns ARM Trust, Series 2003-3, Class III-A-1, 5.118% 2033[2]	5,939	5,814
Bear Stearns ARM Trust, Series 2004-3, Class II-A, 4.251% 2034[2]	15,568	14,982
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.98% 2034[2]	2,541	2,485
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[2]	51,800	49,373
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[1]	36,000	34,494
Crown Castle Towers LLC, Series 2005-1, Class C, 5.074% 2035[1]	43,000	41,375
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030	42,016	42,527
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2, 6.56% 2030	11,816	11,945
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class A-1, 7.543% 2032	10,274	10,449
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	7,053	7,404
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	54,375	55,848
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-3, 4.561% 2041	9,975	9,429
Bear Stearns ALT-A Trust, Series 2005-9, Class II-6A-1, 5.845% 2035[2]	31,728	31,365
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 5.982% 2036[2]	33,596	33,410
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A-2, 3.958% 2035	4,200	4,031
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A-3, 4.608% 2035	1,979	1,884
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	24,000	23,271
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042	35,000	33,011
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class A-3, 6.869% 2029	8,969	9,046
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class D, 6.997% 2029	8,300	8,404
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	30,250	30,975
GMAC Commercial Mortgage Securities, Inc., Series 1998-C2, Class C, 6.50% 2035	9,000	9,144
Residential Asset Mortgage Products Trust, Series 2004-RS9, Class A-I-4,
AMBAC insured, 4.767% 2032	10,000	9,812
Residential Asset Mortgage Products Trust, Series 2003-RZ4, Class A-7, 4.79% 2033[2]	10,000	9,506
Residential Asset Mortgage Products Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033	9,000	8,591
Residential Asset Mortgage Products Trust, Series 2004-RS10, Class A-I-6, 4.55% 2034	26,100	24,628
Nykredit 4.00% 2035	DKr308,893	47,954
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.884% 2036[2]	$51,952	51,256
Banc of America Funding Corp., Series 2005-H, Class 9-A-1, 5.969% 2035[2]	49,994	49,557
Tower Ventures, LLC, Series 2006-1, Class A-2, 5.45% 2036[1]	22,500	22,012
Tower Ventures, LLC, Series 2006-1, Class C, 5.707% 2036[1]	3,670	3,602
Tower Ventures, LLC, Series 2006-1, Class D, 6.052% 2036[1]	10,000	9,914
Tower Ventures, LLC, Series 2006-1, Class E, 6.495% 2036[1]	4,000	3,966
Tower Ventures, LLC, Series 2006-1, Class F, 7.036% 2036[1]	8,730	8,611
HarborView Mortgage Loan Trust, Series 2005-15, Class 2-A1A2, 6.067% 2045[2]	44,574	45,019
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[1]	41,310	43,293
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[1]	33,000	32,349
SBA CMBS Trust, Series 2005-1, Class B, 5.565% 2035[1]	3,300	3,245
SBA CMBS Trust, Series 2005-1, Class E, 6.706% 2035[1]	7,460	7,442
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-1, 6.341% 2033[1]	2,959	2,972
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033	17,250	17,724
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-2, 6.226% 2035	5,462	5,479
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	16,420	16,799
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class II-A, 4.61% 2033[2]	15,078	14,851
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class II-A-1, 4.595% 2034[2]	26,112	25,520
Deutsche Genossenschafts-Hypothekenbank AG 5.25% 2009	€29,447	39,141
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC8, Class A-4, 5.50% 2035	$16,325	16,056
Bear Stearns Asset-backed Securities I Trust, Series 2006-AC-2, Class II-1A-1, 6.00% 2036	23,265	23,084
GMAC Mortgage Loan Trust, Series 2006-AR1, Class 2-A-1, 5.659% 2036[2]	39,446	38,850
Banc of America Mortgage Securities Trust, Series 2003-F, Class 2-A-1, 3.734% 2033[2]	22,802	22,100
Banc of America Mortgage Securities Trust, Series 2003-G, Class 2-A-1, 4.088% 2033[2]	6,487	6,240
Banc of America Mortgage Securities Trust, Series 2003-I, Class 3-A-1, 4.532% 2033[2]	9,633	9,396
GS Mortgage Securities Corp. II, Series 1998-C1, Class E, 7.42% 2030[2]	31,076	32,009
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.42% 2030[2]	3,750	3,864
Residential Asset Securitization Trust, Series 2005-A13, Class PO, principal only, 0% 2035	286	183
Residential Asset Securitization Trust, Series 2005-A8CB, Class A-11, 6.00% 2035	21,750	21,234
Residential Asset Securitization Trust, Series 2005-A6CB, Class A-7, 6.00% 2035	14,244	14,091
Banc of America Alternative Loan Trust, Series 2005-4, Class 2-A-1, 5.00% 2020	17,099	16,312
Banc of America Alternative Loan Trust, Series 2005-6, Class 2-CB-2, 6.00% 2035	16,587	16,378
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.693% 2034[2]	27,230	26,038
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3-A, 6.00% 2034	3,223	3,146
Adjustable Rate Mortgage Trust, Series 2006-1, Class 3-A-3, 5.978% 2036[2]	29,446	29,135
MASTR Alternative Loan Trust, Series 2003-2, Class 6-A-1, 6.00% 2033	801	793
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	1,496	1,460
MASTR Alternative Loan Trust, Series 2005-1, Class 1-A-1, 5.50% 2035	17,315	16,478
MASTR Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035	4,284	4,070
MASTR Alternative Loan Trust, Series 2005-3, Class 2-A-1, 6.00% 2035	5,555	5,472
MASTR Alternative Loan Trust, Series 2005-3, Class 3-A-1, 6.50% 2035	634	631
Commercial Mortgage Trust, Series 2004-LB3A, Class A-4, 5.234% 2037	10,956	10,670
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	20,000	18,057
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust,
Series 1999-1, Class A-2, 7.439% 2031	5,000	5,227
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust,
Series 1999-1, Class B, 7.619% 2031	17,125	18,046
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust,
Series 1999-1, Class C, 7.625% 2031	5,000	5,272
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	17,468	17,682
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	8,174	7,779
Morgan Stanley Dean Witter Capital I Trust, Series 2002-IQ3, Class A-1, 3.48% 2037	1,067	1,051
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030	14,425	14,606
Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class A-2, 6.53% 2031	9,934	10,084
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033	230	231
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-2, 6.531% 2033	17,590	18,097
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-1, 5.56% 2038	3,120	3,114
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038	2,500	2,538
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	14,500	15,499
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-3, 6.226% 2026	8,300	8,416
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.526% 2027[1,2]	7,026	7,076
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.734% 2027[1,2]	2,572	2,589
Structured Asset Securities Corp., Series 1999-RF1, Class A, 7.853% 2028[1,2]	1,697	1,728
Structured Asset Securities Corp., Series 2003-17A, Class 3-A1, 4.01% 2033[2]	2,194	2,166
Structured Asset Securities Corp., Series 2005-6, Class 5-A-4, 5.00% 2035	6,871	6,278
Structured Asset Securities Corp., Series 2005-6, Class 5-A-9, 5.00% 2035	2,766	2,655
Prudential Securities Secured Financing Corp., Series 1999-NRF1, Class C, 6.746% 2031	18,000	18,453
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A-3-1, 4.55% 2034[2]	5,201	5,099
Citigroup Mortgage Loan Trust, Inc., Series 2005-8, Class 3-A-1, 5.50% 2035	10,950	10,425
GGP Mall Properties Trust, Series 2001-GGP1, Class A-2, 5.007% 2011[1]	15,026	15,005
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class I-A-14, 5.50% 2035	14,414	14,210
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 4.946% 2035[2]	13,807	13,530
Dexia Municipal Agency 3.50% 2009	€10,076	12,741
Bank of America, NA and First Union National Bank Commercial Mortgage Trust,
Series 2001-3, Class A-1, 4.89% 2037	$10,905	10,783
Washington Mutual Securities Corp., Series 2005-AR1, Class A-1-A, 5.583% 2035[2]	8,863	8,881
Washington Mutual Securities Corp., WMALT Series 2005-1, Class 6-A-1, 6.50% 2035	1,698	1,698
Residential Funding Mortgage Securities I, Inc., Series 2004-SA1, Class A-II, 4.328% 2034[2]	10,893	10,526
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	10,000	10,178
DLJ Mortgage Acceptance Corp., Series 1998-CF1, Class A-1B, 6.41% 2031	8,888	8,961
American General Mortgage Loan Trust, Series 2006-1, Class A-5, 5.75% 2035[1]	8,500	8,197
Hypothekenbank in Essen AG 5.25% 2008	€6,000	7,853
J.P. Morgan Mortgage Trust, Series 2005-A1, Class 4-A-1, 4.78% 2035[2]	$8,230	7,789
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.375% 2042[2]	7,875	7,650
First Union National Bank Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.739% 2032	4,383	4,452
First Union National Bank Commercial Mortgage Trust, Series 2001-C4, Class A-1, 5.673% 2033	2,840	2,840
Rheinische Hypothekenbank Eurobond 4.25% 2008	€5,000	6,462
Banc of America Mortgage Securities, Inc., Series 2003-10, Class 3-A-1, 5.00% 2019	$ 5,898	5,625
Hilton Hotel Pool Trust, Series 2000-HLTA, Class F, 7.75% 2015[1]	5,000	5,085
RAAC Mortgage Loan Asset-backed Trust, Series 2004-SP3, Class A-I-5, 4.89% 2032	5,000	4,620
SACO I Trust, Series 2005-2, Class A, interest only, 6.00% 2007[1]	24,546	1,284
SACO I Trust, Series 2005-1, Class A, interest only, 6.00% 2007[1]	16,489	708
SACO I Trust, Series 2005-3, Class A, interest only, 6.00% 2035[1]	29,359	1,673
Wells Fargo Mortgage-backed Securities Trust, Series 2004-7, Class I-A-1, 4.50% 2019	2,255	2,109
Wells Fargo Mortgage-backed Securities Trust, Series 2006-1, Class A-PO, principal only, 0% 2021	260	158
Wells Fargo Mortgage-backed Securities Trust, Series 2006-2, Class 1-A-5, principal only, 0% 2036	1,739	1,265
Specialty Underwriting and Residential Finance Trust, Series 2004-AA1, Class I-A-1, 5.00% 2034	3,336	3,229
Ocwen Residential MBS Corp., Series 1998-R1, Class AWAC, 5.36% 2040[1,2]	2,369	2,291
Bank of America Large Loan, Inc., Series 2005-BOCA, Class E, 5.619% 2016[1,2]	1,750	1,751
TBW Mortgage-backed Trust, Series 2006-1, Class D-P, principal only, 0% 2036	588	363
TBW Mortgage-backed Trust, Series 2006-2, Class A-P, principal only, 0% 2036	293	209
TBW Mortgage-backed Trust, Series 2006-1, Class A-P, principal only, 0% 2036	296	185
TBW Mortgage-backed Trust, Series 2006-2, Class C-P, principal only, 0% 2036	65	46
GS Mortgage Securities Corp., Series 1998-2, Class M, 7.75% 2027[1]	639	656
Nomura Asset Securities Corp., Series 1998-D6, Class A-1A, 6.28% 2030	488	488
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027	452	451
Citicorp Mortgage Securities Trust, Series 2006-1, Class A-PO2, principal only, 0% 2021	49	31
Citicorp Mortgage Securities Trust, Series 2006-1, Class A-PO1, principal only, 0% 2036	363	250
First Boston Mortgage Securities Corp., Series D, interest only, 10.965% 2017	123	31
First Boston Mortgage Securities Corp., Series D, principal only, 0% 2017	123	98
		5,086,865

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 10.09%
U.S. Treasury 7.00% 2006	100,000	100,055
U.S. Treasury 3.125% 2007	9,275	9,105
U.S. Treasury 3.375% 2007[8]	63,573	63,740
U.S. Treasury 6.25% 2007	131,115	131,832
U.S. Treasury 3.375% 2008	10,500	10,089
U.S. Treasury 3.625% 2008[8]	6,683	6,796
U.S. Treasury 3.625% 2009	192,000	183,990
U.S. Treasury 5.50% 2009	5,510	5,565
U.S. Treasury Principal Strip 0% 2009	8,250	7,048
U.S. Treasury 0.875% 2010[8]	13,265	12,511
U.S. Treasury 6.50% 2010	30,000	31,352
U.S. Treasury 3.50% 2011[8]	57,871	60,500
U.S. Treasury 4.25% 2011	15,000	14,484
U.S. Treasury 4.50% 2011	8,400	8,191
U.S. Treasury 5.00% 2011	84,195	83,958
U.S. Treasury 5.00% 2011	25,000	24,939
U.S. Treasury 3.00% 2012[8]	499	513
U.S. Treasury 10.375% 2012	24,500	26,165
U.S. Treasury 3.625% 2013	75,000	68,625
U.S. Treasury 4.25% 2013	166,900	158,373
U.S. Treasury 12.00% 2013	10,000	11,369
U.S. Treasury 2.00% 2014[8]	42,055	40,589
U.S. Treasury 4.25% 2014	20,000	18,838
U.S. Treasury 11.25% 2015	70,000	99,433
U.S. Treasury Principal Strip 0% 2015	20,020	12,518
U.S. Treasury 9.25% 2016	30,000	39,164
U.S. Treasury 8.875% 2017[9]	70,000	91,350
U.S. Treasury Principal Strip 0% 2018[9]	31,220	16,750
U.S. Treasury 6.875% 2025	129,700	153,796
U.S. Treasury 6.50% 2026[9]	66,850	76,700
U.S. Treasury 3.875% 2029[8]	3,186	3,935
U.S. Treasury 3.375% 2032[8,9]	2,128	2,508
U.S. Treasury 4.50% 2036[9]	336,675	301,957
Fannie Mae 2.625% 2006	70,450	69,700
Fannie Mae 5.25% 2007	103,500	103,078
Fannie Mae 5.25% 2012	50,000	48,786
Freddie Mac 2.875% 2006	16,675	16,476
Freddie Mac 3.75% 2006	56,920	56,548
Freddie Mac 4.125% 2009	25,000	24,000
Freddie Mac 4.125% 2010	13,250	12,605
Freddie Mac 5.50% 2011	74,000	74,126
Freddie Mac 6.25% 2012	15,000	15,027
Federal Home Loan Bank 2.875% 2006	37,500	37,305
Federal Home Loan Bank 3.70% 2007	20,000	19,596
Federal Home Loan Bank 5.823% 2009	46,690	47,060
Federal Home Loan Bank 5.625% 2016	17,000	16,806
Federal Agricultural Mortgage Corp. 4.25% 2008	17,000	16,577
Federal Agricultural Mortgage Corp. 4.875% 2011[1]	15,000	14,596
United States Government-Guaranteed Certificates of Participation, Overseas Private
Investment Corp.,Series 2000-044-A, 3.74% 2015[3]	10,450	9,801
United States Agency for International Development, Republic of Egypt 4.45% 2015	5,000	4,637
		2,463,462

NON-U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 6.55%
Japanese Government 0.50% 2007	¥9,186,900	80,330
Japanese Government 0.90% 2008	7,187,550	62,831
Japanese Government 1.80% 2010	487,350	4,357
Japanese Government 1.30% 2011	1,160,250	10,087
Japanese Government 1.50% 2014	1,760,950	15,042
Japanese Government 2.30% 2035	¥3,957,000	$ 33,040
United Mexican States Government Global 10.375% 2009	$ 14,500	16,102
United Mexican States Government, Series MI10, 9.50% 2014	MXP1,112,000	101,156
United Mexican States Government Global 11.375% 2016	$ 8,312	11,346
United Mexican States Government Global 5.625% 2017	13,800	12,868
United Mexican States Government, Series M20, 8.00% 2023	MXP153,800	11,956
United Mexican States Government, Series M20, 10.00% 2024	311,500	28,925
United Mexican States Government Global 8.30% 2031	$8,220	9,515
United Mexican States Government Global 7.50% 2033	6,705	7,141
German Government 4.50% 2006	€52,750	67,510
German Government 4.50% 2009	55,000	71,863
German Government 6.25% 2030	28,240	46,138
Korean Government 4.50% 2008	KRW71,938,000	75,205
Korean Government 4.50% 2009	18,516,000	19,321
Korean Government 4.00% 2010	8,515,000	8,666
Korean Government 5.00% 2011	27,550,000	28,974
Korean Government 4.25% 2014	44,725,000	44,747
Polish Government 5.75% 2010	PLZ237,410	75,387
Polish Government 6.00% 2010	157,250	50,414
United Kingdom 7.50% 2006	£13,070	24,431
United Kingdom 5.00% 2008	1,380	2,560
United Kingdom 4.75% 2010	11,890	21,925
United Kingdom 4.75% 2015	14,550	26,925
United Kingdom 4.75% 2038	23,305	46,308
Israeli Government 7.50% 2014	ILS464,132	110,391
Canadian Government 4.25% 2026[8]	C$52,330	81,449
Swedish Government 5.00% 2009	SKr105,000	15,111
Swedish Government 5.25% 2011	311,885	45,967
French Government O.A.T. Eurobond Strip Principal 0% 2019	€14,000	10,314
French Government O.A.T. Eurobond 5.50% 2029	7,610	11,359
French Government O.A.T. Eurobond 4.75% 2035	26,150	35,603
Russian Federation 8.25% 2010	$ 3,556	3,702
Russian Federation 5.00%/7.50% 2030[5]	45,695	48,722
Russian Federation 5.00%/7.50% 2030[1,5]	145	155
Thai Government 4.125% 2009	THB1,325,000	33,350
Thai Government 5.00% 2014	735,810	18,553
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	$23,000	28,635
Export-Import Bank of China 4.875% 2015[1]	20,000	18,567
State of Qatar 9.75% 2030	12,220	17,047
Italian Government BTPS Eurobond 6.00% 2007	€10,354	13,662
Singapore (Republic of) 3.125% 2011	S$10,770	6,740
Singapore (Republic of) 3.75% 2016	10,500	6,727
Argentina (Republic of) 4.278% 2012[2]	$4,850	3,941
Argentina (Republic of) 7.255% 2033[7,8]	ARS15,903	5,547
Argentina (Republic of) GDP-Linked 2035	53,811	1,388
Argentina (Republic of) 0.764% 2038[8]	10,050	1,446
Spanish Government 4.25% 2007	€8,250	10,650
Banque Centrale de Tunisie 4.75% 2011	3,000	3,846
Banque Centrale de Tunisie 7.375% 2012	$4,500	4,703
Brazilian Treasury Bill 5.903% 2010[8]	BRL850	539
Brazil (Federal Republic of) Global 7.875% 2015	$1,250	1,312
Brazil (Federal Republic of) Global 8.00% 2018	644	681
Brazil (Federal Republic of) Global 8.875% 2024	1,375	1,530
Brazil (Federal Republic of) Global 12.25% 2030	425	625
Brazil (Federal Republic of) Global 11.00% 2040	3,110	3,860
El Salvador (Republic of) 7.65% 2035[1]	8,750	8,444
Corporación Andina de Fomento 6.875% 2012	5,895	6,175
Corporación Andina de Fomento 5.125% 2015	2,000	1,870
Panama (Republic of) Global 7.125% 2026	690	669
Panama (Republic of) Global 8.875% 2027	250	284
Panama (Republic of) Global 9.375% 2029	675	800
Panama (Republic of) Global 6.70% 2036	5,313	4,888
Columbia (Republic of) Global 8.25% 2014	2,500	2,638
Colombia (Republic of) Global 12.00% 2015	COP2,330,000	1,017
Turkey (Republic of) 12.375% 2009	$500	559
Turkey (Republic of) 15.00% 2010	TRY5,250	2,980
Peru (Republic of) 9.125% 2012	$ 432	480
Peru (Republic of) 8.375% 2016	2,500	2,713
Peru (Republic of) Past Due Interest Eurobond 5.00% 2017[2]	344	335
New Zealand Government 4.50% 2016[8]	NZ$3,000	2,479
Dominican Republic 9.50% 2011[1,7]	$2,290	2,427
Egypt (Arab Republic of) Treasury Bill 0% 2007	EGP6,175	1,023
Egypt (Arab Republic of) Treasury Bill 0% 2007	1,825	302
Venezuela (Republic of) Global 8.50% 2014	$ 245	260
Venezuela (Republic of) 9.25% 2027	780	922
Guatemala (Republic of) 10.25% 2011[1]	1,000	1,154
		1,603,611

ASSET-BACKED OBLIGATIONS[3]— 5.45%
Drive Auto Receivables Trust, Series 2005-2, Class A-2, MBIA insured, 4.12% 2010[1]	7,828	7,748
Drive Auto Receivables Trust, Series 2005-1, Class A-4, MBIA insured, 4.01% 2012	28,125	27,331
Drive Auto Receivables Trust, Series 2005-2, Class A-3, MBIA insured, 4.26% 2012[1]	60,520	58,400
Drive Auto Receivables Trust, Series 2005-3, Class A-4, FSA insured, 5.09% 2013[1]	17,500	17,295
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 2013[1]	60,000	59,701
ARG Funding Corp., Series 2005-1, Class A-1, MBIA insured, 4.02% 2009[1]	21,000	20,474
ARG Funding Corp., Series 2005-2, Class A-1, AMBAC insured, 4.54% 2009[1]	51,820	50,929
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2011[1]	32,000	30,549
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[1]	30,000	29,180
CPS Auto Receivables Trust, Series 2003-A, Class A-2, XLCA insured, 2.89% 2009[1]	2,589	2,540
CPS Auto Receivables Trust, Series 2002-B, Class A-2, XLCA insured, 3.50% 2009[1]	585	579
CPS Auto Receivables Trust, Series 2002-C, Class A-2, XLCA insured, 3.52% 2009[1]	354	350
CPS Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 3.87% 2010[1]	7,141	7,004
CPS Auto Receivables Trust, Series 2004-D, Class A-2, XLCA insured, 3.86% 2011[1]	17,465	17,156
CPS Auto Receivables Trust, Series 2005-B, Class A-2, FSA insured, 4.36% 2012[1]	12,000	11,683
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 2012[1]	7,600	7,513
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 2012[1]	10,000	9,812
CPS Auto Receivables Trust, Series 2006-B, Class A-4, MBIA insured, 5.81% 2016[1]	23,000	23,000
MBNA Credit Card Master Note Trust, Series 2002-1, Class B, 5.15% 2009	17,000	16,952
MBNA Master Credit Card Trust II, Series 1999-B, Class A, 5.90% 2011	3,000	3,033
MBNA Master Credit Card Trust II, Series 1999-B, Class B, 6.20% 2011	3,750	3,814
MBNA Credit Card Master Note Trust, Series 2005-6, Class A, 4.50% 2013	42,500	40,973
WFS Financial Owner Trust, Series 2003-1, Class A-4, 2.74% 2010	2,840	2,784
WFS Financial Owner Trust, Series 2002-3, Class A-4, 3.50% 2010	5,959	5,958
WFS Financial Owner Trust, Series 2004-1, Class C, 2.49% 2011	1,985	1,940
WFS Financial Owner Trust, Series 2004-1, Class A-4, 2.81% 2011	14,600	14,203
WFS Financial Owner Trust, Series 2005-1, Class A-4, 3.87% 2012	35,250	34,159
CWABS, Inc., Series 2004-15, Class AF-2, 3.775% 2024	808	806
CWABS, Inc., Series 2004-12, Class 2-AV-2, 5.603% 2033[2]	9,718	9,729
CWABS, Inc., Series 2004-15, Class 2-AV-2, 5.593% 2034[2]	14,819	14,841
CWABS, Inc., Series 2005-11, Class AF-2, 4.657% 2036	22,666	22,245
Vanderbilt Mortgage and Finance, Inc., Series 2002-B, Class A-3, 4.70% 2018	5,100	5,035
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A-4, 6.57% 2024	7,660	7,724
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-A-6, 6.925% 2024	10,250	10,468
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-4, 7.905% 2026	3,700	3,861
Vanderbilt Mortgage and Finance, Inc., Series 1997-C, Class II-A-1, 5.34% 2027[2]	1,102	1,103
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027	4,253	4,402
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-5, 8.195% 2030	6,889	7,203
Vanderbilt Mortgage and Finance, Inc., Series 2001-C, Class M-1, 6.76% 2032	1,500	1,510
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class M-1, 7.82% 2032	3,000	3,152
Vega ContainerVessel PLC, Series 2006-1, Class A, XLCA insured, 5.562% 2021[1]	45,000	43,657
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	18,774	18,657
Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-1-2, 5.553% 2035[2]	16,562	16,594
UPFC Auto Receivables Trust, Series 2005-A, Class A-3, AMBAC insured, 4.34% 2010	14,000	13,799
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	20,000	19,828
Residential Funding Mortgage Securities II, Inc., Series 2005-HS1, Class A-1-2,
FGIC insured, 4.66% 2020	12,500	12,020
Residential Funding Mortgage Securities II, Inc., Series 2005-HI1, Class A-4,
FGIC insured, 4.70% 2034	19,594	19,193
Bear Stearns Asset-backed Securities I Trust, Series 2004-HE11, Class I-A-2, 5.623% 2033[2]	3,877	3,883
Bear Stearns Asset-backed Securities I Trust, Series 2005-CL1, Class A-1, 5.823% 2034[2]	24,306	24,359
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6,
AMBAC insured, 5.08% 2011[1]	14,500	14,118
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-1, Class A-5,
MBIA insured, 5.08% 2011[1]	13,000	12,657
Spirit Master Funding LLC, Net-Lease Mortgage Notes, Series 2005-1, Class A-1,
AMBAC insured, 5.05% 2023[1]	28,822	26,702
Prestige Auto Receivables Trust, Series 2005-1A, Class A-2, FSA insured, 4.37% 2012[1]	10,000	9,850
Prestige Auto Receivables Trust, Series 2006-1A, Class A-2, FSA insured, 5.25% 2013[1]	15,000	14,902
Capital Auto Receivables Asset Trust, Series 2004-2, Class A-4, 3.75% 2009	21,750	21,077
Capital Auto Receivables Asset Trust, Series 2005-SN1, Class B-2, 5.949% 2009[2]	2,485	2,510
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class B-1, 7.30% 2021	10,148	10,068
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-4, 6.57% 2027	8,290	8,448
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-5, 7.12% 2032	3,000	3,107
Green Tree Financial Corp., Series 1995-3, Class B-2, 8.10% 2025[6]	3,991	1,117
Green Tree Financial Corp., Series 1996-10, Class A-6, 7.30% 2028	3,800	3,867
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029	8,309	8,452
Green Tree Recreational, Equipment & Consumer Trust, Series 1997-D, 7.25% 2029	4,818	4,332
Green Tree Financial Corp., Series 1997-6, Class B-2, 7.75% 2029[6]	3,051	—
Green Tree Financial Corp., Series 1998-4, Class B-2, 8.11% 2030[6]	8,028	1
Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M-1, 6.949% 2033[2]	3,476	3,504
Long Beach Acceptance Auto Receivables Trust, Series 2005-B, Class A-4,
FSA insured, 4.522% 2012	17,000	16,552
Long Beach Acceptance Auto Receivables Trust, Series 2006-A, Class A-4,
FSA insured, 5.50% 2013	4,000	3,976
Morgan Stanley ABS Capital I, Inc., Series 2004-NC3, Class M-1, 5.853% 2034[2]	20,000	20,083
Triad Automobile Receivables Trust, Series 2005-A, Class A-4,
AMBAC insured, 4.22% 2012	20,000	19,376
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1,
FGIC insured, 4.67% 2017[1]	19,594	19,125
Consumer Credit Reference Index Securities Program Trust, Series 2002-1A,
Class A, 7.437% 2007[1,2]	10,158	10,310
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A,
Class FX, 10.421% 2007[1]	8,250	8,383
Providian Gateway Master Trust, Series 2004-DA, Class A, 3.35% 2011[1]	15,000	14,613
Providian Gateway Master Trust, Series 2004-AA, Class C, 6.099% 2011[1,2]	4,000	4,024
First Investors Auto Owner Trust, Series 2003-A, Class A, MBIA insured, 2.58% 2011[1]	8,285	8,087
First Investors Auto Owner Trust, Series 2005-A, Class A-2, MBIA insured, 4.23% 2012[1]	9,079	8,963
Providian Master Note Trust, Series 2005-A1A, Class A, 5.259% 2012[1,2]	10,000	10,011
Providian Master Note Trust, Series 2005-B1A, Class B, 5.499% 2012[1,2]	3,000	3,012
Providian Master Note Trust, Series 2006-B1, Class B-1, 5.35% 2013[1]	4,000	3,981
Chase Issuance Trust, Series 2005-7, Class A, 4.55% 2013	17,500	16,844
AmeriCredit Automobile Receivables Trust, Series 2003-A-M, Class A-4-A,
MBIA insured, 3.10% 2009	1,168	1,144
AmeriCredit Automobile Receivables Trust, Series 2002-C, Class A-4,
FSA insured, 3.55% 2009	2,246	2,224
AmeriCredit Automobile Receivables Trust, Series 2003-C-F, Class A-4,
FSA insured, 3.48% 2010	13,208	13,070
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A, interest only,
FGIC insured, 4.00% 2027	81,236	879
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A-5, FGIC insured, 5.753% 2027	15,750	15,487
PECO Energy Transition Trust, Series 1999-A, Class A-7, 6.13% 2009	14,250	14,356
New Century Home Equity Loan Trust, Series 2001-NC2, Class M-1, 6.497% 2031[2]	3,523	3,527
New Century Home Equity Loan Trust, Series 2004-A, Class A-II-5, FGIC insured, 5.25% 2034	11,000	10,801
CNL Funding, Series 2000-AA, Class A-2, MBIA insured, 8.044% 2017[1]	13,800	14,225
Capital One Multi-asset Execution Trust, Series 2006-1, Class C, 5.489% 2014[2]	7,500	7,501
Capital One Multi-asset Execution Trust, Series 2005-7, Class A, 4.70% 2015	4,750	4,542
MASTR Asset-backed Securities Trust, Series 2006-AB1, Class A-4, 5.719% 2036	11,500	11,135
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-7, 7.05% 2009	9,483	9,571
Drivetime Auto Owner Trust, Series 2004-C, Class A-3, XLCA insured, 3.493% 2010[1]	5,584	5,505
Drivetime Auto Owner Trust, Series 2006-A, Class A-3, XLCA insured, 5.565% 2011[1]	4,000	3,999
Citibank Credit Card Issuance Trust, Class 2005-B1, 4.40% 2010	9,000	8,781
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	8,825	8,604
Nordstrom Credit Card Master Note Trust, Series 2002-1, Class B, 5.899% 2010[1,2]	8,000	8,038
Specialty Underwriting and Residential Finance Trust, Series 2004-BC4,
Class A-2B, 5.633% 2035[2]	7,450	7,472
Discover Card Master Trust I, Series 1996-4, Class B, 5.749% 2013[2]	7,000	7,128
American Express Credit Account Master Trust, Series 2005-3, Class B, 5.339% 2011[2]	7,000	7,008
Capital One Auto Finance Trust, Series 2004-B, Class A-3, MBIA insured, 2.96% 2009	6,928	6,885
First USA Credit Card Master Trust, Series 1997-4, Class C, 6.252% 2010[1,2]	6,630	6,652
Home Equity Asset Trust, Series 2004-7, Class M-1, 5.943% 2035[2]	6,500	6,568
ACLC Business Loan Receivables Trust, Series 2002-1, Class A-2, 7.462% 2022[1]	6,262	6,340
PCR Auto Receivables Trust, Series 2004-1, Class A-2, XLCA insured, 3.995% 2010[1]	6,357	6,331
GreenPoint Credit Manufactured Housing Contract Trust, Series 2000-7, Class A-1,
MBIA insured, 5.542% 2022[2]	5,832	5,857
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2014	3,642	3,425
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-4, 5.27% 2018	1,867	1,814
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-1, 2.87% 2013	915	910
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-1, 5.73% 2035	2,500	2,351
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-2, 6.51% 2035	2,000	1,957
Chase Credit Card Owner Trust, Series 2003-6, Class B, 5.549% 2011[2]	5,000	5,030
West Penn Funding LLC, Series 1999-A, Class A-4, 6.98% 2008	4,500	4,577
Advanta Business Card Master Trust, Series 2005-C1, Class C, 5.777% 2011[2]	2,000	2,005
Advanta Business Card Master Trust, Series 2005-A2, Class A-2, 5.397% 2013[2]	2,000	1,998
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB4,
Class AF-4, 5.028% 2035[2]	3,490	3,308
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-2,
AMBAC insured, 4.42% 2035[1]	3,400	3,307
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series SPMD 2001-A,
Class AF-6, 6.537% 2030	2,349	2,287
SLM Student Loan Trust, Series 2003-10, Class A-4, 5.15% 2039[1]	£1,160	2,135
MMCA Auto Owner Trust, Series 2002-4, Class B, 3.82% 2009	$ 650	646
MMCA Auto Owner Trust, Series 2002-2, Class A-4, 4.30% 2010	1,415	1,415
Advanta Mortgage Loan Trust, Series 1999-2, Class A-6, AMBAC insured, 6.82% 2029	1,617	1,613
Park Place Securities, Inc., Series 2005-WHQ3, Class A-2-A, 5.403% 2035[2]	1,176	1,176
Capital One Master Trust, Series 2002-1A, Class B, 5.799% 2011[2]	1,000	1,012
New South Motor Vehicle Trust, Series 2002-A, Class A-3, AMBAC insured, 3.03% 2010	885	873
Harley-Davidson Motorcycle Trust, Series 2002-2, Class B, 2.84% 2010	808	788
Financial Pacific Funding II, LLC, Series 2003-A, Class A, FSA insured, 2.29% 2009[1]	710	703
NPF XII, Inc., Series 1999-3, Class B, 2.389% 2003[1,2,6]	3,000
NPF XII, Inc., Series 2001-1A, Class A, 1.989% 2004[1,2,6]	7,000	192
NPF XII, Inc., Series 2001-3, Class A, 5.52% 2007[1,6]	16,000	440
Option One Mortgage Loan Trust, Series 2002-1, Class M-1, 6.448% 2032[2]	581	581
California Infrastructure and Economic Development Bank, Special Purpose Trust, PG&E-1,
Series 1997-1, Class A-7, 6.42% 2008	560	562
California Infrastructure and Economic Development Bank, Special Purpose Trust, SCE-1,
Series 1997-1, Class A-6, 6.38% 2008	332	333
SeaWest Securitization, LLC, Series 2002-A, Class A-3, XLCA insured, 3.58% 2008[1]	166	165
SeaWest Securitization, LLC, Series 2003-A, Class A-2, XLCA insured, 2.84% 2009[1]	86	85
Continental Auto Receivables Owner Trust, Series 2000-B, Class CTFS, MBIA insured, 7.11% 2007[1]	242	242
Ameriquest Mortgage Securities Inc., Series 2004-R4, Class A-4, 5.803% 2034[2]	27	27
		1,330,768

MUNICIPALS — 0.80%
State of California, Golden State Tobacco Securitization Corp., Tobacco Settlement
Asset- backed Bonds, Series 2003-A-1, 6.25% 2033	$ 64,975	$ 70,285
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement
Asset- backed Bonds, 6.125% 2027	36,935	39,185
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement
Asset- backed Bonds, Series 2002-A, Class A, 6.72% 2025	27,291	26,608
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	18,067	17,956
State of Louisiana, Tobacco Settlement Authority, Asset-backed Bonds,
Series 2001-B, 5.50% 2030	10,000	10,264
State of California, Los Angeles County Metropolitan Transportation Authority, General Revenue
Refunding Bonds (Workers’ Compensation Funding Program), Series 2003, AMBAC insured, 3.83% 2008	5,000	4,840
State of California, Los Angeles County Metropolitan Transportation Authority, General Revenue
Refunding Bonds (Workers’ Compensation Funding Program), Series 2003,
AMBAC insured, 4.56% 2010	5,000	4,812
California Maritime Infrastructure Authority, Taxable Lease Revenue Bonds (San Diego Unified
Port Dist.-South Bay Plant Acquisition), Series 1999, 6.63% 2009[1]	8,861	8,922
State of Washington, Tobacco Settlement Authority, Asset-backed Bonds,
Series 2002, 6.50% 2026	6,625	7,206
State of New York, Housing Finance Agency, State Personal Income Tax Revenue Bonds
(Economic Development and Housing), Series B, 2.88% 2007	2,000	1,963
State of New York, Housing Finance Agency, State Personal Income Tax Revenue Bonds
(Economic Development and Housing), Series B, 3.09% 2007	2,200	2,138
		194,179

Total bonds & notes (cost: $22,472,953,000)		22,187,879

	Shares or
Convertible securities — 0.39%	principal amount

INFORMATION TECHNOLOGY — 0.11%
Conexant Systems, Inc. 4.00% convertible notes 2007	$14,700,000	14,535
SCI Systems, Inc. 3.00% convertible debentures 2007	$12,000,000	11,670
		26,205

TELECOMMUNICATION SERVICES — 0.09%
American Tower Corp. 5.00% convertible debentures 2010	$21,000,000	20,974

UTILITIES — 0.07%
AES Trust VII 6.00% convertible preferred 2008	351,450	16,957

CONSUMER DISCRETIONARY — 0.06%
Amazon.com, Inc. 6.875% PEACS convertible notes 2010	€ 9,005,000	11,706
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032	128,100	3,561
		15,267

FINANCIALS — 0.01%
Equity Office Properties Trust, Series B, 5.25% convertible preferred 2008	70,400	3,788

MISCELLANEOUS — 0.05%
Other convertible securities in initial period of acquisition		12,205

Total convertible securities (cost: $83,436,000)		95,396
		unaudited

		Market value
Preferred securities — 3.82%	Shares	(000)

FINANCIALS — 3.82%
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred[1,2]	121,238,000	$129,873
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred[1,2]	57,500,000	60,450
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual preferred[1,2]	85,750,000	96,175
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up perpetual preferred[1,2]	25,000,000	34,260
HSBC Capital Funding LP 8.03% noncumulative preferred[2]	20,000,000	30,077
HSBC Holdings PLC 4.61%[1,2]	6,330,000	5,703
BNP Paribas 5.186% noncumulative[1,2]	53,610,000	48,690
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred[1,2]	21,750,000	22,287
BNP Paribas Capital Trust 9.003% noncumulative trust preferred[1,2]	15,000,000	16,710
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative preferred[1,2]	67,475,000	64,420
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[1]	1,670,000	47,125
Swire Pacific Offshore Financing Ltd. 9.33% cumulative guaranteed perpetual preferred capital securities[1]	230,000	5,793
Fannie Mae, Series O, 7.065% preferred[1,2]	900,000	48,544
Wachovia Capital Trust III 5.80%	45,000,000	43,712
RBS Capital Trust I 4.709% noncumulative trust preferred[2]	33,585,000	30,401
Royal Bank of Scotland Group PLC 6.625%[2]	4,700,000	6,452
ING Capital Funding Trust III 8.439% noncumulative preferred[2]	32,020,000	35,070
National Bank of Canada, Series A, 8.35% exchangeable preferred depositary shares	1,200,000	31,524
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred[1,2]	12,000,000	12,878
MUFG Capital Finance 1 Ltd. 6.346% noncumulative preferred[2]	9,375,000	9,032
MUFG Capital Finance 2 Ltd. 4.85% noncumulative preferred[2]	4,650,000	5,663
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[1,2]	24,970,000	22,809
SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred[1,2]	17,638,000	18,744
Société Générale 7.85%[1,2]	17,705,000	18,003
Weingarten Realty Investors, Series D, 6.75% preferred 2008	400,000	10,000
Weingarten Realty Investors, Series E, 6.95% cumulative redeemable preferred depositary shares	250,000	6,200
Standard Chartered Capital Trust I 8.16%[2]	10,000,000	14,388
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[1,2]	11,250,000	11,996
HVB Funding Trust VIII 7.055%[2]	7,400,000	10,534
Deutsche Bank Capital Funding Trust VII 5.628% noncumulative trust preferred[1,2]	10,000,000	9,278
HBOS Capital Funding LP, Series A, 6.461% noncumulative preferred[2]	3,000,000	5,833
ACE Ltd., Series C, 7.80% preferred depositary shares	217,355	5,619
New Plan Excel Realty Trust, Inc., Series D, 7.80% preferred cumulative step-up premium rate	112,500	5,576
Nationwide Health Properties, Inc., Series A, 7.677% preferred cumulative step-up premium rate	50,000	5,055
Westpac Capital Trust IV 5.256%[1,2]	4,500,000	4,046
		932,920

CONSUMER STAPLES — 0.00%
Great Atlantic & Pacific Tea Co., Inc. 9.375% QUIBS preferred 2039	18,500	463

INFORMATION TECHNOLOGY — 0.00%
ZiLOG, Inc. - MOD III Inc., units[4,10,11]	1,447	215

CONSUMER DISCRETIONARY — 0.00%
Adelphia Communications Corp., Series B, 13.00% preferred 2009[10]	50,565	25

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc. 14.00% preferred 2009[4,7,10]	24	0

Total preferred securities (cost: $884,423,000)		933,623

		unaudited

		Market value
Common stocks — 0.38%	Shares	(000)

UTILITIES — 0.28%
Drax Group PLC[10]	4,430,290	$67,262

FINANCIALS — 0.04%
Beverly Hills Bancorp Inc.	883,800	8,502

TELECOMMUNICATION SERVICES — 0.03%
Dobson Communications Corp., Class A1,10	1,051,359	8,127
XO Holdings, Inc.[10]	7,614	34
		8,161

INDUSTRIALS — 0.02%
DigitalGlobe Inc.[1,4,10]	3,984,039	3,984
Delta Air Lines, Inc.[1,10]	312,961	235
		4,219

INFORMATION TECHNOLOGY — 0.01%
ZiLOG, Inc.[10,11]	879,000	2,971

HEALTH CARE — 0.00%
Clarent Hospital Corp.[4,10,11]	331,291	83

MISCELLANEOUS — 0.00%
Other common stocks in initial period of acquisition		282

Total common stocks (cost: $55,863,000)		91,480

Warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc., Series A, warrants, expire 2010[10]	15,233	13
XO Holdings, Inc., Series B, warrants, expire 2010[10]	11,424	5
XO Holdings, Inc., Series C, warrants, expire 2010[10]	11,424	4
GT Group Telecom Inc., warrants, expire 2010[1,4,10]	2,750	0

Total warrants (cost: $143,000)		22

		unaudited

	Principal amount	Market value
Short-term securities — 5.62%	(000)	(000)

CAFCO, LLC 5.02%-5.07% due 7/12-7/25/2006[1]	$166,800	$ 166,331
Bank of America Corp. 5.025% due 7/10/2006	50,000	49,930
Bank of America Corp. 5.165% due 8/18/2006[9]	50,000	49,657
Ranger Funding Co. LLC 5.06% due 7/17/2006[1,9]	50,000	49,617
Ranger Funding Co. LLC 5.30% due 8/21/2006[1]	15,500	15,463
Federal Home Loan Bank 5.02%-5.07% due 8/11-8/30/2006[9]	133,100	132,208
Federal Home Loan Bank 4.97% due 7/26/06	20,600	20,526
Variable Funding Capital Corp. 5.01%-5.12% due 7/13-7/27/2006[1]	122,200	121,923
Variable Funding Capital Corp. 5.30% due 8/25/2006[1,9]	7,170	7,111
Clipper Receivables Co., LLC 4.96%-5.15% due 7/14-7/20/2006[1]	121,000	120,701
International Lease Finance Corp. 5.00%-5.06% due 7/7-7/19/2006	100,000	99,817
Park Avenue Receivables Co., LLC 5.04%-5.05% due 7/6-7/12/2006[1]	71,255	71,178
Park Avenue Receivables Co., LLC 5.21% due 8/24/2006[1,9]	25,270	25,073
Wal-Mart Stores Inc. 5.24% due 8/22/2006[1,9]	50,000	49,614
Wal-Mart Stores Inc. 4.96%-5.05% due 7/11-7/18/2006[1]	43,810	43,725
Wells Fargo Bank, N.A. 5.02% due 7/5/2006	50,000	50,000
Hershey Co. 4.99%-5.00% due 7/11-7/24/2006[1]	50,000	49,888
BellSouth Corp. 5.25% due 8/3/2006[1,9]	45,000	44,777
HSBC Finance Corp. 5.02% due 7/26/2006	43,300	43,151
Anheuser-Busch Companies, Inc. 5.16% due 8/16/2006[1,9]	39,200	38,943
UnionBanCal Commercial Funding Corp. 5.34% due 8/28/2006[9]	31,250	31,247
Gannett Co. 5.00% due 7/7/2006[1]	28,200	28,173
General Dynamics Corp. 5.13% due 8/10/2006[1,9]	25,000	24,854
Triple-A One Funding Corp. 5.13% due 7/10/2006[1]	13,163	13,144
Concentrate Manufacturing Co. of Ireland 4.96% due 7/5/2006[1]	11,000	10,992
Three Pillars Funding, LLC 5.28% due 7/3/2006[1]	8,300	8,296
Coca-Cola Co. 4.93% due 7/6/2006	4,800	4,796
Freddie Mac 4.956% due 7/27/2006	1,470	1,464

Total short-term securities (cost: $1,372,577,000)		1,372,599

Total investment securities (cost: $24,869,395,000)		$24,680,999
Other assets less liabilities		(258,791)

Net assets		$24,422,208

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $5,486,438,000, which represented 22.46% of the net assets of the fund.
2 Coupon rate may change periodically.
3 Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made.
Therefore, the effective maturities are shorter than the stated maturities.
4 Valued under fair value procedures adopted by authority of the board of directors.
5 Step bond; coupon rate will increase at a later date.
6 Scheduled interest and/or principal payment was not received.
7 Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
8 Index-linked bond whose principal amount moves with a government retail price index.
9 This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
10Security did not produce income during the last 12 months.
11Represents an affiliated company as defined under the Investment Company Act of 1940.

MFGEFP-908-0806-S6920
ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a Nominating and Governance Committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating and Governance Committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Nominating and Governance Committee.

ITEM 11 - Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 - Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE BOND FUND OF AMERICA, INC.

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and PEO

Date: September 7, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and PEO

Date: September 7, 2006

By /s/ Susi M. Silverman
Susi M. Silverman, Treasurer and PFO

Date: September 7, 2006